SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 85

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 66

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2019, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus March 1, 2019

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	ABNDX	BFACX	TBFFX	BFAFX	ABNFX	BFFAX	CFAAX	CFACX	CFAEX	TFBFX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CFAFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	6
Management	8
Purchase and sale of fund shares	8
Tax information	8
Payments to broker-dealers and other financial intermediaries	8
Investment objective, strategies and risks	9
Management and organization	16
Shareholder information	18
Purchase, exchange and sale of shares	19
How to sell shares	23
Distributions and taxes	27
Choosing a share class	27
Sales charges	29
Sales charge reductions and waivers	32
Rollovers from retirement plans to IRAs	38
Plans of distribution	40
Other compensation to dealers	41
Fund expenses	42
Financial highlights	44
Appendix	49

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 32 of the prospectus and on page 78 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.24
Other expenses	0.16	0.20	0.20	0.22	0.14	0.08	0.26
Total annual fund operating expenses	0.60	1.39	0.64	0.66	0.33	0.27	0.69

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.00	1.00	0.75	0.60
Other expenses	0.26	0.19	0.25	0.25	0.18	0.42	0.28
Total annual fund operating expenses	1.45	0.88	0.69	0.44	1.37	1.36	1.07

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.22	0.17	0.20	0.12	0.06
Total annual fund operating expenses	0.91	0.61	0.39	0.31	0.25

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your

The Bond Fund of America / Prospectus     1

purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 434	$ 242	$ 314	$ 67	$ 34	$ 28	$ 443	$ 248	$ 90	$ 319	$ 45	$ 139	$ 138
3 years	560	440	450	211	106	87	587	459	281	465	141	434	431
5 years	697	761	598	368	185	152	745	792	488	625	246	750	745
10 years	1,097	1,669	1,028	822	418	343	1,201	1,735	1,084	1,087	555	1,646	1,635

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 109	$ 93	$ 62	$ 40	$ 32	$ 26		1 year	$ 142	$ 148
3 years	340	290	195	125	100	80		3 years	440	459
5 years	590	504	340	219	174	141		5 years	761	792
10 years	1,306	1,120	762	493	393	318		10 years	1,669	1,735

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 356% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

2     The Bond Fund of America / Prospectus

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt

The Bond Fund of America / Prospectus     3

securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

4     The Bond Fund of America / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell

The Bond Fund of America / Prospectus     5

at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

6     The Bond Fund of America / Prospectus

Average annual total returns For the periods ended December 31, 2018 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	5/28/1974	–3.85%	1.52%	3.92%	7.28%
— After taxes on distributions		–4.79	0.66	2.86	N/A
— After taxes on distributions and sale of fund shares		–2.29	0.78	2.62	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	–1.88%	1.49%	3.50%	3.34%
F-1	3/15/2001	–0.18	2.27	4.30	3.79
F-2	8/4/2008	0.14	2.56	4.58	3.39
F-3	1/27/2017	0.21	N/A	N/A	1.79
529-A	2/15/2002	–3.93	1.44	3.84	3.48
529-C	2/19/2002	–1.92	1.44	3.44	3.22
529-E	3/7/2002	–0.40	2.00	4.00	3.46
529-F-1	9/26/2002	0.03	2.45	4.48	4.00
R-1	6/11/2002	–0.89	1.53	3.53	2.97
R-2	5/31/2002	–0.88	1.53	3.53	2.95
R-2E	8/29/2014	–0.59	N/A	N/A	1.15
R-3	6/4/2002	–0.43	1.98	3.99	3.39
R-4	5/20/2002	–0.13	2.30	4.32	3.76
R-5E	11/20/2015	0.09	N/A	N/A	1.96
R-5	5/15/2002	0.17	2.61	4.63	4.08
R-6	5/1/2009	0.22	2.66	N/A	4.61

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.01%	2.52%	3.48%	N/A
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.69	2.20	4.19	7.19%
Consumer Price Index	1.91	1.51	1.80	3.75
Class A annualized 30-day yield at December 31, 2018: 2.74% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

The Bond Fund of America / Prospectus     7

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet President	30 years	Partner – Capital Fixed Income Investors
Pramod Atluri Senior Vice President	3 years	Vice President – Capital Fixed Income Investors
David J. Betanzos Senior Vice President	3 years	Partner – Capital Fixed Income Investors
David A. Hoag Senior Vice President	10 years	Partner – Capital Fixed Income Investors
David S. Lee Senior Vice President	4 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	4 years	Partner – Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	10 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

8     The Bond Fund of America / Prospectus

Investment objective, strategies and risks The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the

The Bond Fund of America / Prospectus     9

fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

10     The Bond Fund of America / Prospectus

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in

The Bond Fund of America / Prospectus     11

value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

12     The Bond Fund of America / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain

The Bond Fund of America / Prospectus     13

a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a

14     The Bond Fund of America / Prospectus

certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

The Bond Fund of America / Prospectus     15

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2018.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

16     The Bond Fund of America / Prospectus

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 37 years in total; 36 years with Capital Research and Management Company or affiliate	30 years	Serves as a fixed income portfolio manager
Pramod Atluri	Investment professional for 21 years in total; 3 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
David J. Betanzos	Investment professional for 19 years in total; 17 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
David A. Hoag	Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	10 years	Serves as a fixed income portfolio manager
David S. Lee	Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	4 years	Serves as a fixed income portfolio manager

The Bond Fund of America / Prospectus     17

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Fergus N. MacDonald	Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	4 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Robert H. Neithart	Investment professional for 32 years, all with Capital Research and Management Company or affiliate	10 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

18     The Bond Fund of America / Prospectus

Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F-1 shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F-1 shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that,

The Bond Fund of America / Prospectus     19

in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A, C and T shares You may generally open an account and purchase Class A, C and T shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class F-1 shares and Class 529-C shares automatically convert to Class 529-A shares, in each case in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class F-1 shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2 and F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2 or F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to

20     The Bond Fund of America / Prospectus

the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Group. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Group. Class 529-A, 529-C, 529-T and 529-F-1 shares are structured similarly to the corresponding Class A, C, T and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus, Class R shares are not available to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

The Bond Fund of America / Prospectus     21

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

22     The Bond Fund of America / Prospectus

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F-1 shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Fund will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Fund will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

The Bond Fund of America / Prospectus     23

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

24     The Bond Fund of America / Prospectus

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

The Bond Fund of America / Prospectus     25

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

26     The Bond Fund of America / Prospectus

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December and June. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment

The Bond Fund of America / Prospectus     27

related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

·  whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are available (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F-1 shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

—  Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

28     The Bond Fund of America / Prospectus

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Class A shares purchased before August 14, 2017 are subject to a contingent deferred sales charge period of 12 months.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

·  investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

·  rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus; and

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial advisor may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial advisor. SIMPLE IRAs and 403(b) custodial accounts

The Bond Fund of America / Prospectus     29

that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

30     The Bond Fund of America / Prospectus

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F-1 shares) are sold without any initial or contingent deferred sales charge.

The Bond Fund of America / Prospectus     31

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to

32     The Bond Fund of America / Prospectus

reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

The Bond Fund of America / Prospectus     33

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your

34     The Bond Fund of America / Prospectus

individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be

The Bond Fund of America / Prospectus     35

adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares

36     The Bond Fund of America / Prospectus

representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of

The Bond Fund of America / Prospectus     37

assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

·  rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to

38     The Bond Fund of America / Prospectus

Class A share investments as described in this prospectus and in the statement of additional information.

Other sales charge waivers Waivers of all or a portion of the contingent deferred sales charge on Class C shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

The Bond Fund of America / Prospectus     39

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

40     The Bond Fund of America / Prospectus

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to no more than the top 60 dealers (or their affiliates) that have sold shares of American Funds. The payment will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Class R shares and other retirement assets (for example, IRAs in advisory programs) are generally excluded from the formula. Dealers may direct American Funds Distributors to exclude additional assets. In addition to the asset-based payment, American Funds Distributors makes a payment of $5 million to each of the top six firms in terms of American Funds assets under management to recognize the depth of the commitment each of those firms has made to collaborating with American Funds Distributors on achieving advisor training and education objectives.

American Funds Distributors makes these additional compensation payments to support various efforts, including, among other things:

·  help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs,

·  help defray the costs associated with the dealer firms’ provision of account related services and activities,

·  support the dealer firms’ distribution activities,

·  support meetings, conferences or other training and educational events hosted by the firm, and

·  obtain relevant data regarding financial advisor activities to facilitate American Funds Distributors’ training and education activities.

American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) have significant assets invested in American Funds, (2) perform the due diligence necessary to include American Funds on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide opportunities for their clients to obtain individualized advice, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and work together on mutual business objectives, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

American Funds Distributors has identified certain firms that provide a self-directed platform for the public as well as clearing, custody, and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive a payment of up to .018% of assets under administration (excluding assets where the firm acts as a fiduciary and brokerage clearing assets). Firms may direct American Funds Distributors to exclude additional assets.

The Bond Fund of America / Prospectus     41

American Funds Distributors may also make payments, outside of the formulas described above for, among other things, data (including fees to obtain lists of financial advisors to better tailor training and education opportunities), account-related services, and operational improvements. In 2018, American Funds Distributors paid the following firms for such information and services amounts that did not exceed the following amounts:

Fidelity Investments	$400,000
LPL Financial LLC	$560,000
Morgan Stanley Wealth Management	$800,000
PNC Network	$50,000
UBS Financial Services Inc.	$300,000
Wells Fargo Advisors	$450,000

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about American Funds.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser currently receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares (which could be increased as noted above) and .05% of the average daily net assets of the fund attributable to Class C, T, F, R and 529 shares for its provision of administrative services.

42     The Bond Fund of America / Prospectus

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets. For Class 529 shares, an expense of up to a maximum of .07% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

The Bond Fund of America / Prospectus     43

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
12/31/2018	$12.89	$.30	$(.32)	$(.02)	$(.30)	$12.57	(.13)%	$19,352.60%				.60%		2.37%
12/31/2017	12.72	.25	.16	.41	(.24)	12.89	3.21	19,939.60				.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.74	19,437.61				.61		1.79
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.23	18,580.60				.60		1.81
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691.62				.62		2.11
Class C:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.94	1,276		1.40		1.40		1.00
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361		1.40		1.40		1.01
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502		1.41		1.41		1.33
Class T:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.09 [4]	—	[5]	.39	[4]	.39	[4]	2.58	[4]
12/31/2017[6,7]	12.81	.20	.07	.27	(.19)	12.89	2.15 [4,8]	—	[5]	.38	[4,9]	.38	[4,9]	2.15	[4,9]
Class F-1:
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	12.57	(.18)	745.66				.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.17	801.65				.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.71	757.64				.64		1.76
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673.63				.63		1.78
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653.62				.62		2.15

44 The Bond Fund of America / Prospectus

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
12/31/2018	$12.89	$.33	$(.32)	$.01	$(.33)	$12.57	.14%	$5,728.34%				.34%		2.65%
12/31/2017	12.72	.28	.16	.44	(.27)	12.89	3.47	4,067.35				.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	12.72	3.00	3,338.36				.36		2.03
12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521.37				.37		2.05
12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303.35				.35		2.27
Class F-3:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.21	1,483.27				.27		2.70
12/31/2017[6,10]	12.74	.27	.14	.41	(.26)	12.89	3.25 [8]	2,061.26			[9]	.26	[9]	2.29	[9]
Class 529-A:
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	12.57	(.21)	1,003.69				.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.14	1,022.68				.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.66	917.69				.69		1.71
12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898.70				.70		1.71
12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939.71				.71		2.02
Class 529-C:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.94)	191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	12.89	2.35	232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.88	322		1.45		1.45		.95
12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.63)	337		1.46		1.46		.95
12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371		1.47		1.47		1.26
Class 529-E:
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	12.57	(.40)	43.88				.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	12.89	2.93	47.88				.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.45	48.90				.90		1.50
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48.91				.91		1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51.93				.93		1.80
Class 529-T:
12/31/2018	12.89	.32	(.32)	— [11]	(.32)	12.57	.04 [4]	—	[5]	.44	[4]	.44	[4]	2.54	[4]
12/31/2017[6,7]	12.81	.20	.07	.27	(.19)	12.89	2.10 [4,8]	—	[5]	.45	[4,9]	.45	[4,9]	2.08	[4,9]

The Bond Fund of America / Prospectus 45

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class 529-F-1:
12/31/2018	$12.89	$.32	$(.32)	$— [11]	$(.32)	$12.57	.03%	$102.44%				.44%	2.54%
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.37	88.45				.45	2.06
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	77.46				.46	1.94
12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71.47				.47	1.94
12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66.48				.48	2.24
Class R-1:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.89)	30		1.37		1.37	1.60
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.43	34		1.37		1.37	1.14
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	42		1.37		1.37	1.03
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47		1.36		1.36	1.05
12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55		1.36		1.36	1.37
Class R-2:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.88)	400		1.36		1.36	1.61
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.44	456		1.36		1.36	1.15
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.98	514		1.35		1.35	1.05
12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545		1.34		1.34	1.07
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606		1.39		1.39	1.34
Class R-2E:
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	12.57	(.59)	26		1.07		1.07	1.92
12/31/2017	12.72	.19	.16	.35	(.18)	12.89	2.75	20		1.06		1.06	1.48
12/31/2016	12.59	.17	.12	.29	(.16)	12.72	2.31	9		1.05		1.05	1.36
12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1.96				.96	1.41
12/31/2014[6,12]	12.82	.07	.01	.08	(.09)	12.81	.63 [4,8]	—	[5]	.25	[4,8]	.25 [4,8]	.52 [4,8]
Class R-3:
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	12.57	(.43)	582.91				.91	2.06
12/31/2017	12.72	.21	.16	.37	(.20)	12.89	2.90	622.91				.91	1.61
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.43	651.91				.91	1.49
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662.91				.91	1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731.93				.93	1.80

46 The Bond Fund of America / Prospectus

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class R-4:
12/31/2018	$12.89	$.30	$(.32)	$(.02)	$(.30)	$12.57	(.13)%	$518.61%				.61%	2.37%
12/31/2017	12.72	.25	.16	.41	(.24)	12.89	3.22	583.60				.60	1.91
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.75	556.60				.60	1.80
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.24	512.59				.59	1.82
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480.61				.61	2.12
Class R-5E:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.09	8.40				.40	2.63
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.39	—	[5]	.42		.40	2.11
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	—	[5]	.47		.47	1.91
12/31/2015[6,13]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[8]	—	[5]	.05	[8]	.05 [8]	.22 [8]
Class R-5:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.17	163.31				.31	2.67
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.52	176.30				.30	2.21
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.05	149.31				.31	2.13
12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206.30				.30	2.11
12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207.31				.31	2.43
Class R-6:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.22	8,116.26				.26	2.73
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.58	6,351.25				.25	2.27
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.11	3,849.25				.25	2.15
12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710.25				.25	2.16
12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132.26				.26	2.42

The Bond Fund of America / Prospectus 47

	Year ended December 31
Portfolio turnover rate for all share classes	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	121%	170%	168%	151%	136%
Including mortgage dollar roll transactions	356%	379%	363%	401%	348%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements from Capital Research and Management Company. During one of the years shown, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

4  All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5  Amount less than $1 million.

6  Based on operations for a period that is less than a full year.

7  Class T and 529-T shares began investment operations on April 7, 2017.

8  Not annualized.

9 Annualized.

10 Class F-3 shares began investment operations on January 27, 2017.

11  Amount less than $.01.

12  Class R-2E shares began investment operations on August 29, 2014.

13  Class R-5E shares began investment operations on November 20, 2015.

48 The Bond Fund of America / Prospectus

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Merrill Lynch, Pierce, Fenner & Smith

Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Merrill Lynch

·  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

· Shares purchased by or through a 529 Plan. Class A shares are not currently available to the plans described in this waiver

· Shares purchased through a Merrill Lynch affiliated investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform. Class A shares are not currently available in the accounts described in this waiver

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

The Bond Fund of America / Prospectus     49

· Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will apply to such exchanges

· Employees and registered representatives of Merrill Lynch or its affiliates and their family members

· Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement)

CDSC Waivers on Classes A, B and C shares available at Merrill Lynch

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus

· Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

· Shares acquired through a right of reinstatement

· Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

Front-end load discounts available at Merrill Lynch: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus.

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

50     The Bond Fund of America / Prospectus

Morgan Stanley Wealth Management

Morgan Stanley Wealth Management Class A share front-end sales charge waiver

Effective July 1, 2018, Morgan Stanley Wealth Management clients purchasing Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

·  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

·  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

·  Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

·  Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load.

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients.

Morgan Stanley Wealth Management Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

The Bond Fund of America / Prospectus     51

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., &

Raymond James affiliates (“Raymond James”) Class A share Front-End Sales Charge Waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

·  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

·  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

·  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

·  A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

·  Death or disability of the shareholder.

·  Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

·  Return of excess contributions from an IRA Account.

·  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

·  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints and/or rights of accumulation

·  Breakpoints as described in this prospectus.

·  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

52     The Bond Fund of America / Prospectus

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective January 1, 2019, shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

·  Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

·  Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

· Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

·  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

·  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

·  Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

·  Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, as well as 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

·  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

The Bond Fund of America / Prospectus     53

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-0319P Litho in USA CGD/DFS/8005 Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

March 1, 2019

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated March 1, 2019. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class C	BFACX	Class 529-C	CFACX	Class R-2	RBFBX
Class T	TBFFX	Class 529-E	CFAEX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-T	TFBFX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX
Class F-3	BFFAX			Class R-5E	RBFHX
				Class R-5	RBFFX
				Class R-6	RBFGX

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Bond Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

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Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.
Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates

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would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or

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written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly

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administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

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Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in

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leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund’s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

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Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial

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markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the

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investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For

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example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

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The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

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Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed-income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed-income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter

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11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to

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sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

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Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in

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segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing

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positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the

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protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2018 and 2017 were 356% and 379%, respectively. The decrease in turnover was due to decreased trading activity during the period. The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2018 was 121%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2010)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	91	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	78	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)

·  Senior management experience, educational institution

·  Corporate board experience

·  Professor, electrical and computer engineering

·  Service on advisory boards and councils for educational, nonprofit and governmental organizations

·  MS, PhD, electrical engineering

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None

·  Service as chief operations officer, global media company

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for educational, business and nonprofit organizations

·  MBA

R. Clark Hooper, 1946 Trustee (2005)	Private investor	81	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014); The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	80	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  JD

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, PhD, 1955 Trustee (2009)	Chair, California Jump$tart Coalition for Personal Financial Literacy; Part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None

·  Professor at multiple universities

·  Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

·  Experience in corporate management and public accounting

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  PhD, accounting

·  Formerly licensed as a CPA

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive) (2010)	President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	82	Former director of ClubCorp Holdings, Inc. (until 2017)

·  Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (2019)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	77	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Michael C. Gitlin, 1970 Trustee (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	77	None
Karl J. Zeile, 1966 Trustee (2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	19	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
John H. Smet, 1956 President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Executive Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*
Pramod Atluri, 1976 Senior Vice President (2017)	Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Vice President – Capital Fixed Income Investors, Capital Bank and Trust Company*
David J. Betanzos, 1974 Senior Vice President (2017)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
David S. Lee, 1972 Senior Vice President (2017)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
Fergus N. MacDonald, 1969 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Robert H. Neithart, 1965 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Chairman of the Board, Capital Strategy Research, Inc.*
Steven I. Koszalka, 1964 Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer (2015)	Vice President - Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5  All of the trustees and/or officers listed, with the exception of Pramod Atluri, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2018:

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	$50,001 – $100,000	N/A	Over $100,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Nariman Farvardin	None	Over $100,000	N/A	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A	N/A
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	Over $100,000
Margaret Spellings	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Alexandra Trower	Over $100,000	Over $100,000	N/A	Over $100,000

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Michael C. Gitlin	Over $100,000	Over $100,000
Karl J. Zeile	$50,001 – $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2018, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $8,874 to $18,911, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2018:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$26,026	$413,345
James G. Ellis	25,906	410,845
Nariman Farvardin[2]	24,852	362,545
Leonard R. Fuller[2] (retired December 31, 2018)	24,189	394,345
Mary Davis Holt	24,189	340,045
R. Clark Hooper[2]	27,723	466,020
Merit E. Janow	23,165	372,345
Laurel B. Mitchell[2]	33,068	314,845
Frank M. Sanchez (retired December 31, 2018)	31,742	303,845
Margaret Spellings[2]	21,569	447,920
Alexandra Trower (service began January 1, 2019)	N/A	303,845

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2018 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2  Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2018 fiscal year for participating trustees is as follows: William H. Baribault ($2,505), Nariman Farvardin ($23,517), Leonard R. Fuller ($176,979), R. Clark Hooper ($15,559), Laurel B. Mitchell ($25,012) and Margaret Spellings ($43,310). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Mary Davis Holt, Laurel B. Mitchell and Alexandra Trower. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2018 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2018 fiscal year.

The fund has a nominating and governance committee comprised of James G. Ellis, Nariman Farvardin, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the

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nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2018 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The Boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome

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will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by

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requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2019. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS OMNIBUS ACCOUNT SAINT LOUIS MO	RECORD	CLASS A	43.65%
		CLASS C	11.08
		CLASS F-3	65.17
		CLASS 529-A	15.62
		CLASS 529-C	5.93

PERSHING LLC OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS A	7.33
		CLASS C	7.97
		CLASS F-1	7.89
		CLASS F-2	10.48
		CLASS 529-F-1	5.45

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	RECORD	CLASS C	7.09
		CLASS F-1	5.89
		CLASS F-2	31.86

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF OUR CUSTOMERS OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS F-1	10.68
		CLASS F-2	6.71
		CLASS F-3	12.36

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS SAN FRANCISCO CA	RECORD	CLASS F-1	10.09

VOYA INSTITUTIONAL TRUST COMPANY 401K PLAN WINDSOR CT	RECORD BENEFICIAL	CLASS F-1	7.04

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT JACKSONVILLE FL	RECORD	CLASS F-1	6.46

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- SAN DIEGO CA	RECORD	CLASS F-2	27.88

CAPITAL GROUP PRIVATE CLIENT SERVICES ACCOUNT QUINCY MA	RECORD	CLASS F-3	5.38

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
MORGAN STANLEY SMITH BARNEY LLC FOR THE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT NEW YORK NY	RECORD	CLASS 529-A	6.21
		CLASS 529-C	9.13

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT ST PETERSBURG FL	RECORD	CLASS 529-C	5.27
		CLASS 529-F-1	5.36

TALCOTT RESOLUTION LIFE INS CO SEPARATE ACCOUNT DC 401K HARTFORD CT	RECORD BENEFICIAL	CLASS R-1	16.06

TRADER JOE'S COMPANY RETIREMENT PLAN ENGLEWOOD CO	RECORD BENEFICIAL	CLASS R-4	8.01

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	RECORD	CLASS R-4	5.94

VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBO RET PLANS 401K PLAN HOUSTON TX	RECORD BENEFICIAL	CLASS R-5	10.49

ERGON 401(K) PLAN ENGLEWOOD CO	RECORD BENEFICIAL	CLASS R-5	6.89

UNITED COMMUNITY BANCORP INC 401(K) PLAN ENGLEWOOD CO	RECORD BENEFICIAL	CLASS R-5E	6.76

BARD MATERIALS 401(K) PLAN GREENWOOD VILLAGE CO	RECORD BENEFICIAL	CLASS R-5E	5.67

IDAHO UROLOGIC INSTITUTE 401K PLAN GREENWOOD VILLAGE CO	RECORD BENEFICIAL	CLASS R-5E	5.36

AMERICAN FUNDS BALANCED PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	14.78

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	12.72

AMERICAN FUNDS GROWTH & INCOME PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	10.89

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	9.31

LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	RECORD	CLASS R-6	5.43

JNL SERIES TRUST AFIS BALANCED ALLOCATION FUND ACCOUNT LANSING MI	RECORD	CLASS R-6	5.28

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of February 1, 2019, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Bloomberg Barclays U.S. Aggregate Index, JP Morgan Emerging Markets Bond Index Global Diversified, Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index, Bloomberg Barclays U.S. Corporate Investment Grade Index, a custom average consisting of one share class per fund of emerging markets hard currency debt funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of corporate debt funds BBB-rated that disclose investment objectives and strategies comparable to

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those of the fund, a custom average consisting of one share class per fund of corporate debt funds A-rated that disclose investment objectives and strategies comparable to those of the fund and a custom average consisting of one share class per fund of core plus bond funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of December 31, 2018:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
John H. Smet	Over $1,000,000	20	$379.5	None		None
Pramod Atluri	$100,001 – $500,000	3	$237.5	None		None
David J. Betanzos	$100,001 – $500,000	6	$39.7	None		None
David A. Hoag	Over $1,000,000	4	$111.5	None		None
David S. Lee	$100,001 – $500,000	4	$114.9	2	$0.81	11	$4.60
Fergus N. MacDonald	Over $1,000,000	6	$135.2	None		None
Robert H. Neithart	Over $1,000,000	5	$32.9	7	$3.38	6[4]	$2.93

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4  The advisory fee of one of these accounts (representing $0.14 billion in total assets) is based partially on its investment results.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2019, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

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The management fee is based on the following annualized rates and average daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the fiscal years ended December 31, 2018, 2017 and 2016, the investment adviser earned from the fund management fees of $72,923,000, $63,814,000 and $57,403,000, respectively.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2019, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The investment adviser currently receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares (which could be increased as noted above) and .05% of the average daily net assets of the fund attributable to Class C, T, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2018 fiscal year, administrative services fees were:

Administrative services fee
Class A	$1,944,000
Class C	452,000
Class T	—*
Class F-1	383,000
Class F-2	2,495,000
Class F-3	920,000
Class 529-A	503,000
Class 529-C	105,000
Class 529-E	22,000
Class 529-T	—*
Class 529-F-1	47,000
Class R-1	16,000
Class R-2	209,000
Class R-2E	11,000
Class R-3	297,000
Class R-4	270,000
Class R-5E	2,000
Class R-5	84,000
Class R-6	3,605,000

*Amount less than $1,000.

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2018	$5,068,000	$19,127,000
	2017	6,278,000	24,034,000
	2016	9,026,000	34,215,000
Class C	2018	182,000	739,000
	2017	366,000	1,224,000
	2016	40,000	2,119,000
Class 529-A	2018	251,000	924,000
	2017	265,000	1,004,000
	2016	287,000	1,084,000
Class 529-C	2018	32,000	174,000
	2017	6,000	218,000
	2016	4,000	251,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $1,632,000 or 0.01% of Class A net assets.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares.

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Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2018 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$48,588,000	$3,617,000
Class C	8,998,000	871,000
Class T	—	—
Class F-1	1,908,000	187,000
Class 529-A	2,415,000	209,000
Class 529-C	2,049,000	247,000
Class 529-E	219,000	29,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	310,000	27,000
Class R-2	3,132,000	689,000
Class R-2E	135,000	13,000
Class R-3	2,966,000	530,000
Class R-4	1,350,000	193,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial advisor at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — Class 529 shares are offered to certain American Funds by Virginia529 through CollegeAmerica and Class ABLE-A shares are offered to certain American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Virginia529 is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE-A shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .10% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE-A shares, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE-A shares for the last month of the prior calendar quarter. Virginia529 is currently waiving that portion of its fee attributable to Class ABLE-A shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE-A shares reach $300 million and (b) June 30, 2023.

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Other compensation to dealers — As of July 2018, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Woodbury Financial Services, Inc.
American Portfolios Financial Services, Inc.
Ameriprise
Ameriprise Financial Services, Inc.
AXA Advisors
AXA Advisors, LLC
Cambridge
Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CIMAS, LLC
First Allied Securities Inc.
Girard Securities, Inc.
Legend Advisory Corporation
Summit Brokerage Services, Inc.
Commonwealth
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Fidelity Network Group
Fidelity Deposit & Discount Bank
Fidelity Retirement Network
National Financial Services LLC
Hefren-Tillotson, Inc.
HTK
Hornor, Townsend & Kent, Inc.
J.J.B. Hilliard Lyons
Hilliard Lyons Trust Company LLC
J.J.B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC
John Hancock
Signator Investors, Inc.

The Bond Fund of America — Page 55

Kestra Securities
H. Beck, Inc.
Kestra Investment Services LLC
NFP Advisor Services LLC
Ladenburg Thalmann Group
Investacorp, Inc.
KMS Financial Services, Inc.
Ladenburg Thalmann Asset Management Inc.
Ladenburg, Thalmann & Co., Inc.
Securities America, Inc.
Securities Service Network Inc.
Triad Advisors LLC
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Mass Mutual / MML
MassMutual Trust Company FSB
MML Distributors LLC
MML Investors Services, LLC
The MassMutual Trust Company FSB
Merrill Lynch Banc of America
Bank of America
Bank of America, NA
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Morgan Stanley Smith Barney
Morgan Stanley Smith Barney LLC
NMIS
Northwestern Mutual Investment Services, LLC
Northwestern Mutual Wealth Management Co
Park Avenue Securities LLC
PFS
Financial Sense Securities Inc.
PFS Investments Inc.
PNC Network
PNC Bank, National Association
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird
Robert W. Baird & Co, Incorporated
Stifel, Nicolaus & Co
SA Stone Investment Advisors Inc.
Stifel, Nicolaus & Company, Incorporated

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UBS
UBS Financial Services, Inc.
UBS Securities, LLC
Voya Financial
Voya Financial Advisors, Inc.
Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors LLC (WBS)
Wells Fargo Advisors Private Client Group
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

As of January 1, 2019, the investment adviser has undertaken to bear the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The

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investment adviser voluntarily reimburses such registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2018, 2017 and 2016 amounted to $1,000, $13,000 and $5,000, respectively. Increases (or decreases) in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

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At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Global Markets INC, Credit Suisse Group AG, Goldman Sachs & Co., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Citigroup Inc. in the amount of $216,505,000, Credit Suisse Group AG in the amount of $110,818,000, Goldman Sachs Group, Inc. in the amount of $206,223,000, J.P. Morgan Securities LLC in the amount of $295,750,000, Morgan Stanley & Co. LLC in the amount of $260,824,000 and Wells Fargo & Company in the amount of $111,735,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality

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obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the

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security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period

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of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F-1 shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F-1 shares may also generally be exchanged without a sales charge for the corresponding 529 share class.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. However, exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of (1) American Funds Short-Term Tax-Exempt Bond Fund, (2) Intermediate Bond Fund of America, (3) Limited Term Tax-Exempt Bond Fund of America, (4) Short-Term Bond Fund of America or (5) American Funds Inflation Linked Bond Fund.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class F-1 shares and Class 529-C shares of the fund automatically convert to Class 529-A shares, in each case in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-1 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-1 purchases

If requested, American Funds Class F-2 and Class 529-F-1 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-1 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-1 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored

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defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

The Bond Fund of America — Page 78

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

The Bond Fund of America — Page 79

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

The Bond Fund of America — Page 80

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

The Bond Fund of America — Page 81

Other sales charge waivers — Waivers of all or a portion of the contingent deferred sales charge on Class C shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

The Bond Fund of America — Page 82

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

The Bond Fund of America — Page 83

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

The Bond Fund of America — Page 84

Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

The Bond Fund of America — Page 85

automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds U.S. Government Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

The Bond Fund of America — Page 86

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2018 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$27,060,000
Class C	1,268,000
Class T	—*
Class F-1	1,163,000
Class F-2	4,027,000
Class F-3	262,000
Class 529-A	1,265,000
Class 529-C	267,000
Class 529-E	28,000
Class 529-T	—*
Class 529-F-1	115,000
Class R-1	37,000
Class R-2	1,501,000
Class R-2E	49,000
Class R-3	948,000
Class R-4	555,000
Class R-5E	6,000
Class R-5	90,000
Class R-6	18,000

*Amount less than $1,000.

The Bond Fund of America — Page 87

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Bond Fund of America — Page 88

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2018

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.57
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$13.06

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Bond Fund of America — Page 89

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed-income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds Developing World Growth and Income FundSM	30100	33100	43100	34100	36100	37100
American Funds Global Balanced FundSM	037	337	43037	437	637	737
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income FundSM	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors FundSM	001	301	43001	401	601	701
Fixed-income funds
American Funds Emerging Markets Bond Fund®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds Strategic Bond FundSM	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	359	43059	459	659	759

The Bond Fund of America — Page 90

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class ABLE-A
Stock and stock/fixed-income funds
AMCAP Fund	1002	1302	1502	46002	1402	N/A
American Balanced Fund	1011	1311	1511	46011	1411	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	N/A
American Mutual Fund	1003	1303	1503	46003	1403	N/A
Capital Income Builder	1012	1312	1512	46012	1412	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	N/A
Fundamental Investors	1010	1310	1510	46010	1410	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	N/A
The Income Fund of America	1006	1306	1506	46006	1406	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	N/A
The Investment Company of America	1004	1304	1504	46004	1404	N/A
The New Economy Fund	1014	1314	1514	46014	1414	N/A
New Perspective Fund	1007	1307	1507	46007	1407	N/A
New World Fund	1036	1336	1536	46036	1436	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	N/A
Fixed-income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	N/A
American High-Income Trust	1021	1321	1521	46021	1421	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	48059

The Bond Fund of America — Page 91

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed-income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed-income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Bond Fund of America — Page 92

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

The Bond Fund of America — Page 93

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2036 FundSM	10125	13125	15125	46125	14125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494
American Funds College 2027 Fund®	1093	1393	1593	46093	1493
American Funds College 2024 Fund®	1092	1392	1592	46092	1492
American Funds College 2021 Fund®	1091	1391	1591	46091	1491
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	355	43055	455	655	755
American Funds Growth PortfolioSM	053	353	43053	453	653	753
American Funds Growth and Income PortfolioSM	051	351	43051	451	651	751
American Funds Moderate Growth and Income PortfolioSM	050	350	43050	450	650	750
American Funds Conservative Growth and Income PortfolioSM	047	347	43047	447	647	747
American Funds Tax-Advantaged Growth and Income PortfolioSM	046	346	43046	446	646	746
American Funds Preservation PortfolioSM	045	345	43045	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class ABLE-A
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	48055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	48053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	48051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	48050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	48047
American Funds Tax-Advantaged Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	48045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 94

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	33109	43109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	33110	43110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 95

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 96

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 97

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America — Page 98

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 99

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 100

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Bond Fund of America — Page 101

The Bond Fund of America®
Investment portfolio
December 31, 2018
Bonds, notes & other debt instruments 97.91% U.S. Treasury bonds & notes 40.85% U.S. Treasury 36.43%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2019	$395,000	$394,321
U.S. Treasury 1.50% 2019	270,000	269,600
U.S. Treasury 1.50% 2019	202,800	202,642
U.S. Treasury 1.625% 2019	327,200	326,562
U.S. Treasury 1.875% 2019	16,000	15,888
U.S. Treasury 1.375% 2020	681	667
U.S. Treasury 1.50% 2020	59,650	58,793
U.S. Treasury 1.50% 2020	37,610	37,085
U.S. Treasury 1.50% 2020	35,500	35,038
U.S. Treasury 1.625% 2020[1]	237,000	233,658
U.S. Treasury 1.75% 2020	99,480	98,149
U.S. Treasury 2.00% 2020	110,240	109,252
U.S. Treasury 2.25% 2020	72,250	71,960
U.S. Treasury 2.25% 2020	13,000	12,952
U.S. Treasury 2.50% 2020	140,000	139,910
U.S. Treasury 2.625% 2020	18,000	18,026
U.S. Treasury 2.625% 2020	2,357	2,360
U.S. Treasury 2.75% 2020	182,000	182,732
U.S. Treasury 2.875% 2020	43,000	43,275
U.S. Treasury 1.125% 2021	500	483
U.S. Treasury 1.125% 2021	—[2]	—[2]
U.S. Treasury 1.75% 2021	25,177	24,679
U.S. Treasury 2.00% 2021	3,000	2,964
U.S. Treasury 2.00% 2021	1,000	988
U.S. Treasury 2.125% 2021	93,000	92,131
U.S. Treasury 2.125% 2021	21,100	20,912
U.S. Treasury 2.25% 2021	31,000	30,847
U.S. Treasury 2.25% 2021	4,000	3,982
U.S. Treasury 2.375% 2021	11,000	10,979
U.S. Treasury 1.625% 2022	91,000	88,322
U.S. Treasury 1.75% 2022	60,000	58,717
U.S. Treasury 1.75% 2022	23,000	22,457
U.S. Treasury 1.875% 2022	556,500	546,099
U.S. Treasury 1.875% 2022	404,200	395,639
U.S. Treasury 1.875% 2022	130,000	127,377
U.S. Treasury 1.875% 2022	70,000	68,727
U.S. Treasury 2.00% 2022	399,550	392,654
U.S. Treasury 2.00% 2022	220,460	216,571
U.S. Treasury 2.125% 2022	606,080	597,855
U.S. Treasury 2.125% 2022	85,340	84,371
U.S. Treasury 1.375% 2023	100,000	95,234
U.S. Treasury 1.375% 2023	13,000	12,345
U.S. Treasury 1.50% 2023[1]	417,860	401,538
U.S. Treasury 1.50% 2023	44,500	42,732
U.S. Treasury 1.625% 2023	111,915	107,844
U.S. Treasury 1.625% 2023	65,000	62,694
The Bond Fund of America — Page 1 of 43

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2023	$47,600	$46,139
U.S. Treasury 2.125% 2023	81,263	79,815
U.S. Treasury 2.50% 2023	209,735	209,735
U.S. Treasury 2.50% 2023	102,100	102,132
U.S. Treasury 2.625% 2023	487,139	489,765
U.S. Treasury 2.625% 2023	438,800	441,130
U.S. Treasury 2.625% 2023	20,000	20,109
U.S. Treasury 2.75% 2023	270,000	273,016
U.S. Treasury 2.75% 2023	30,000	30,326
U.S. Treasury 2.75% 2023	22,000	22,231
U.S. Treasury 2.875% 2023	251,700	255,918
U.S. Treasury 2.875% 2023	182,729	185,727
U.S. Treasury 2.875% 2023	179,400	182,561
U.S. Treasury 2.00% 2024	308,586	300,316
U.S. Treasury 2.00% 2024	180,000	175,079
U.S. Treasury 2.00% 2024	70,000	68,171
U.S. Treasury 2.125% 2024	678,850	663,549
U.S. Treasury 2.125% 2024	18,000	17,575
U.S. Treasury 2.25% 2024	172,750	169,834
U.S. Treasury 2.25% 2024	55,825	55,116
U.S. Treasury 2.25% 2024	33,000	32,429
U.S. Treasury 2.50% 2024	134,000	133,791
U.S. Treasury 2.00% 2025	20,000	19,352
U.S. Treasury 2.125% 2025	61,750	60,105
U.S. Treasury 2.50% 2025	14,000	13,949
U.S. Treasury 2.625% 2025	359,694	360,593
U.S. Treasury 2.625% 2025	146,324	146,781
U.S. Treasury 2.75% 2025[1]	992,493	1,002,726
U.S. Treasury 2.75% 2025	45,000	45,450
U.S. Treasury 2.75% 2025	31,813	32,138
U.S. Treasury 2.875% 2025	380,441	387,099
U.S. Treasury 2.875% 2025	287,175	292,166
U.S. Treasury 3.00% 2025	30,000	30,779
U.S. Treasury 2.00% 2026	41,600	39,715
U.S. Treasury 2.25% 2027	232,486	224,793
U.S. Treasury 2.25% 2027	68,000	65,848
U.S. Treasury 2.25% 2027	31,000	30,109
U.S. Treasury 2.375% 2027	85,000	83,274
U.S. Treasury 2.75% 2028	77,398	77,870
U.S. Treasury 2.875% 2028	64,860	65,929
U.S. Treasury 2.875% 2028	61,335	62,327
U.S. Treasury 3.125% 2028	380,887	395,547
U.S. Treasury 2.875% 2043[1]	3,750	3,667
U.S. Treasury 3.00% 2045	14,850	14,836
U.S. Treasury 2.50% 2046[1]	180,555	163,211
U.S. Treasury 2.50% 2046[1]	20,000	18,060
U.S. Treasury 2.875% 2046	19,354	18,845
U.S. Treasury 2.75% 2047	52,500	49,795
U.S. Treasury 3.00% 2047	92,916	92,653
U.S. Treasury 3.00% 2047	13,950	13,929
U.S. Treasury 3.00% 2048[1]	219,081	218,382
U.S. Treasury 3.00% 2048[1]	191,901	191,166
The Bond Fund of America — Page 2 of 43

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2048[1]	$173,415	$176,957
U.S. Treasury 3.375% 2048	194,948	208,746
		14,323,272
U.S. Treasury inflation-protected securities 4.42%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	71,839	69,716
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	635,251	625,340
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,235	23,208
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	8,301	8,089
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	89,923	85,436
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	27,704	26,332
U.S. Treasury Inflation-Protected Security 0.75% 2028[3]	295,165	289,095
U.S. Treasury Inflation-Protected Security 1.75% 2028[3]	5,070	5,387
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	14,226	16,830
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	191,644	174,237
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	67,531	59,327
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	13,340	12,670
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,3]	247,355	227,427
U.S. Treasury Inflation-Protected Security 1.00% 2048[3]	150,019	114,594
		1,737,688
Total U.S. Treasury bonds & notes		16,060,960
Corporate bonds & notes 30.61% Financials 8.88%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,158
ACE INA Holdings Inc. 2.875% 2022	1,585	1,572
ACE INA Holdings Inc. 3.35% 2026	1,885	1,847
ACE INA Holdings Inc. 4.35% 2045	1,465	1,514
Ally Financial Inc. 5.125% 2024	2,500	2,488
Ally Financial Inc. 8.00% 2031	29,295	32,664
Ally Financial Inc. 8.00% 2031	15,410	17,144
American Express Co. 3.00% 2024	20,000	19,199
American International Group, Inc. 3.90% 2026	2,625	2,533
American International Group, Inc. 4.20% 2028	4,670	4,517
American International Group, Inc. 4.80% 2045	1,150	1,078
American International Group, Inc. 4.75% 2048	21,050	19,362
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,623
AXA Equitable Holdings, Inc. 3.90% 2023[4]	9,925	9,811
AXA SA 5.00% 2048[4]	20,435	17,996
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]	1,850	1,771
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[5]	21,000	20,687
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[5]	55,535	53,742
Bank of America Corp. 2.881% 2023[5]	14,315	13,929
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[5]	62,500	61,472
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	108,225	106,972
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR +0.94% on 7/23/2023)[5]	9,723	9,705
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)[5]	17,500	16,752
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[5]	8,050	7,838
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[5]	20,905	20,844
Bank of Nova Scotia 2.50% 2021	17,500	17,285
Barclays Bank PLC 3.65% 2025	2,000	1,849
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[5]	13,000	12,565
The Bond Fund of America — Page 3 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Barclays Bank PLC 4.95% 2047	$18,750	$16,649
BB&T Corp. 2.45% 2020	13,700	13,607
BBVA Bancomer SA 6.50% 2021[4]	1,000	1,040
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	21,437
Berkshire Hathaway Inc. 3.125% 2026	4,100	3,980
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,564
BNP Paribas 3.50% 2023[4]	65,600	63,657
BNP Paribas 3.375% 2025[4]	21,000	19,797
Capital One Financial Corp. 1.85% 2019	7,500	7,419
Capital One Financial Corp. 2.40% 2020	18,900	18,508
Capital One Financial Corp. 2.50% 2020	64,900	64,072
Capital One Financial Corp. 3.45% 2021	7,500	7,489
Capital One Financial Corp. 4.25% 2025	32,500	32,317
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 2019[4,6,7,8,9]	1,673	1,673
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 2019[4,6,7,8,9]	755	755
Citigroup Inc. 2.35% 2021	16,500	16,038
Citigroup Inc. 2.70% 2021	13,500	13,298
Citigroup Inc. 2.90% 2021	18,181	17,899
Citigroup Inc. 2.75% 2022	33,300	32,311
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	51,431	49,798
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	11,400	11,205
Citigroup Inc. 3.875% 2023	10,619	10,661
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	27,981	28,116
Citigroup Inc. 3.52% 2028 (3-month USD-LIBOR + 1.151% on 10/27/2027)[5]	8,044	7,520
Citigroup Inc. 3.668% 2028[5]	7,502	7,099
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[5]	23,090	22,560
Citigroup Inc. 4.65% 2048	1,375	1,351
CME Group Inc. 4.15% 2048	3,525	3,585
CNA Financial Corp. 3.95% 2024	6,705	6,650
Cooperatieve Rabobank UA 2.75% 2023	17,000	16,456
Crédit Agricole SA 3.375% 2022[4]	10,250	10,089
Crédit Agricole SA 3.75% 2023[4]	28,640	28,051
Crédit Agricole SA 4.375% 2025[4]	6,030	5,846
Credit Suisse Group AG 3.45% 2021	11,250	11,215
Credit Suisse Group AG 3.80% 2022	15,903	15,800
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	30,250	28,810
Credit Suisse Group AG 3.80% 2023	18,775	18,441
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[4,5]	11,500	11,481
Credit Suisse Group AG 3.75% 2025	7,600	7,281
Credit Suisse Group AG 4.55% 2026	11,000	10,913
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	19,685	18,358
Danske Bank AS 2.00% 2021[4]	13,010	12,315
Danske Bank AS 2.70% 2022[4]	13,475	12,916
Danske Bank AS 3.875% 2023[4]	31,840	30,682
Deutsche Bank AG 2.50% 2019	12,900	12,876
Deutsche Bank AG 2.85% 2019	28,500	28,331
Deutsche Bank AG 2.70% 2020	13,000	12,647
Deutsche Bank AG 3.15% 2021	25,825	24,970
Deutsche Bank AG 4.25% 2021	25,000	24,645
Deutsche Bank AG 3.95% 2023	11,500	10,867
Discover Financial Services 10.25% 2019	3,650	3,774
Discover Financial Services 3.35% 2023	28,175	27,449
Discover Financial Services 4.65% 2028	26,750	26,125
DNB ASA 2.375% 2021[4]	22,700	22,163
The Bond Fund of America — Page 4 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.81% 2024	$15,000	$13,858
FS Energy and Power Fund 7.50% 2023[4]	7,755	7,387
General Motors Financial Co. 4.20% 2021	5,922	5,923
General Motors Financial Co. 3.45% 2022	14,955	14,473
General Motors Financial Co. 4.15% 2023	14,010	13,664
General Motors Financial Co. 4.00% 2026	2,000	1,799
Goldman Sachs Group, Inc. 2.60% 2020	7,035	6,968
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	126,477	120,556
Goldman Sachs Group, Inc. 3.20% 2023	34,500	33,494
Goldman Sachs Group, Inc. 3.786% 2026[9]	5,975	5,740
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	19,250	18,004
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[5]	22,244	21,461
Groupe BPCE SA 2.75% 2023[4]	8,600	8,254
Groupe BPCE SA 5.70% 2023[4]	30,476	31,613
Groupe BPCE SA 5.15% 2024[4]	25,098	25,230
Groupe BPCE SA 4.50% 2025[4]	7,795	7,557
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,565
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	15,000	14,686
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[5]	16,650	16,569
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	45,760	45,438
HSBK (Europe) BV 7.25% 2021[4]	3,710	3,880
Intesa Sanpaolo SpA 3.875% 2019	8,485	8,484
Intesa Sanpaolo SpA 3.125% 2022[4]	26,025	24,082
Intesa Sanpaolo SpA 3.375% 2023[4]	19,375	17,964
Intesa Sanpaolo SpA 5.017% 2024[4]	132,245	119,802
Intesa Sanpaolo SpA 5.71% 2026[4]	23,775	21,834
Intesa Sanpaolo SpA 3.875% 2028[4]	21,000	17,978
Jefferies Financial Group Inc. 5.50% 2023	4,695	4,788
JPMorgan Chase & Co. 2.25% 2020	14,000	13,861
JPMorgan Chase & Co. 2.55% 2020	14,230	14,073
JPMorgan Chase & Co. 2.40% 2021	17,500	17,122
JPMorgan Chase & Co. 2.55% 2021	26,400	26,035
JPMorgan Chase & Co. 2.70% 2023	23,475	22,561
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[5]	16,700	16,200
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	14,450	14,348
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	41,925	42,024
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	41,831	42,213
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[5]	37,324	37,277
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[5]	49,103	50,036
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	47,150	44,623
Lloyds Banking Group PLC 4.05% 2023	20,000	19,778
Lloyds Banking Group PLC 4.45% 2025	15,000	14,921
Lloyds Banking Group PLC 4.582% 2025	5,143	4,878
Lloyds Banking Group PLC 4.375% 2028	2,560	2,435
MetLife Capital Trust IV 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	114
Metlife, Inc. 3.60% 2025	100	99
MetLife, Inc. 4.60% 2046	800	801
Metropolitan Life Global Funding I 2.30% 2019[4]	1,345	1,343
Metropolitan Life Global Funding I 2.00% 2020[4]	9,185	9,055
Metropolitan Life Global Funding I 2.05% 2020[4]	3,250	3,198
Metropolitan Life Global Funding I 2.50% 2020[4]	7,500	7,411
Metropolitan Life Global Funding I 2.40% 2021[4]	19,975	19,673
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,507
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,271
The Bond Fund of America — Page 5 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 3.00% 2027[4]	$2,500	$2,357
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,037
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	15,556
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,691
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	16,973
Morgan Stanley 2.50% 2021	21,361	20,938
Morgan Stanley 2.75% 2022	23,441	22,815
Morgan Stanley 3.125% 2023	126,246	123,354
Morgan Stanley 3.70% 2024	2,925	2,878
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	55,751	55,380
Morgan Stanley 3.125% 2026	4,503	4,160
Morgan Stanley 3.625% 2027	6,648	6,328
Morgan Stanley 3.591% 2028[9]	6,664	6,305
Morgan Stanley 3.772% 2029 (3-month USD-LIBOR + 1.14% on 1/24/2028)[5]	7,310	7,006
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)[5]	4,675	4,540
Morgan Stanley, Series F, 3.875% 2024	7,150	7,120
National Australia Bank Ltd. 2.50% 2022	15,500	15,050
National Australia Bank Ltd. 2.875% 2023	13,200	12,801
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	4,816
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	37,150	36,432
New York Life Global Funding 1.50% 2019[4]	835	826
New York Life Global Funding 1.95% 2020[4]	3,625	3,554
New York Life Global Funding 1.95% 2020[4]	2,190	2,165
New York Life Global Funding 1.70% 2021[4]	30,000	28,921
New York Life Global Funding 2.00% 2021[4]	700	682
New York Life Global Funding 3.00% 2028[4]	2,500	2,395
Nuveen, LLC 4.00% 2028[4]	12,105	12,496
PNC Bank 3.50% 2023	17,840	17,885
PRICOA Global Funding I 2.45% 2022[4]	3,090	2,988
PRICOA Global Funding I 3.45% 2023[4]	10,525	10,540
Principal Financial Group, Inc. 4.111% 2028[4]	3,500	3,446
Progressive Corp. 4.00% 2029	3,000	3,092
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[5]	1,950	1,912
Prudential Financial, Inc. 3.905% 2047	850	762
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	3,264
Rabobank Nederland 2.50% 2021	8,500	8,362
Rabobank Nederland 4.375% 2025	5,945	5,850
Royal Bank of Scotland PLC 4.650% 2024[5]	14,130	13,878
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	18,000	17,401
Santander Holdings USA, Inc. 3.70% 2022	35,200	34,594
Santander Holdings USA, Inc. 3.40% 2023	17,000	16,351
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	12,982
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,082
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[4,5]	19,500	18,893
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	28,403
Svenska Handelsbanken AB 1.875% 2021	8,920	8,598
Synchrony Bank 3.65% 2021	13,225	12,947
Travelers Companies, Inc. 4.00% 2047	2,250	2,168
Travelers Companies, Inc. 4.05% 2048	2,000	1,946
UBS Group AG 2.95% 2020[4]	9,296	9,198
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[4,5]	7,500	7,217
UBS Group AG 4.125% 2025[4]	8,200	8,155
UniCredit SpA 3.75% 2022[4]	17,555	16,913
UniCredit SpA 4.625% 2027[4]	27,650	25,356
The Bond Fund of America — Page 6 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 5.861% 2032[4,5]	$23,170	$20,415
Unum Group 5.625% 2020	345	357
Unum Group 3.00% 2021	2,085	2,062
US Bancorp 2.85% 2023	21,000	20,652
US Bancorp 3.40% 2023	47,375	47,421
VEB Finance Ltd. 6.902% 2020[4]	9,100	9,319
VEB Finance Ltd. 6.80% 2025[4]	500	512
Wells Fargo & Co. 2.55% 2020	5,655	5,576
Wells Fargo & Co. 2.10% 2021	41,300	40,024
Wells Fargo & Co. 2.50% 2021	13,500	13,287
Wells Fargo & Co. 2.625% 2022	34,000	32,800
Wells Fargo & Co. 3.069% 2023	15,000	14,618
Wells Fargo & Co. 3.55% 2023	23,250	23,179
Wells Fargo & Co. 3.00% 2026	5,819	5,430
		3,490,792
Health care 5.53%
Abbott Laboratories 2.80% 2020	9,405	9,352
Abbott Laboratories 2.90% 2021	92,166	91,313
Abbott Laboratories 3.40% 2023	6,785	6,771
Abbott Laboratories 3.75% 2026	1,023	1,013
Abbott Laboratories 4.75% 2036	200	209
Abbott Laboratories 4.90% 2046	1,465	1,546
AbbVie Inc. 2.50% 2020	12,435	12,319
AbbVie Inc. 2.30% 2021	14,335	14,007
AbbVie Inc. 2.90% 2022	8,110	7,898
AbbVie Inc. 3.20% 2022	3,040	2,997
AbbVie Inc. 2.85% 2023	12,165	11,733
AbbVie Inc. 3.75% 2023	13,850	13,794
AbbVie Inc. 4.45% 2046	23,963	21,067
AbbVie Inc. 4.875% 2048	9,350	8,768
Allergan PLC 3.00% 2020	31,830	31,712
Allergan PLC 3.45% 2022	40,040	39,455
Allergan PLC 3.80% 2025	3,803	3,719
Allergan PLC 4.75% 2045	5,024	4,793
Allergan, Inc. 5.00% 2021[4]	3,984	4,102
Amgen Inc. 1.85% 2021	7,340	7,082
Anthem, Inc. 2.95% 2022	22,000	21,474
Anthem, Inc. 3.65% 2027	8,191	7,845
Anthem, Inc. 4.101% 2028	15,000	14,739
AstraZeneca PLC 2.375% 2022	12,605	12,101
AstraZeneca PLC 3.50% 2023	14,500	14,438
AstraZeneca PLC 3.375% 2025	15,500	15,002
AstraZeneca PLC 4.00% 2029	2,562	2,529
Baxalta Inc. 4.00% 2025	622	609
Bayer US Finance II LLC 3.875% 2023[4]	49,500	48,653
Bayer US Finance II LLC 4.25% 2025[4]	49,128	47,908
Bayer US Finance II LLC 4.375% 2028[4]	81,451	77,968
Bayer US Finance II LLC 4.875% 2048[4]	1,876	1,695
Becton, Dickinson and Co. 2.675% 2019	5,079	5,032
Becton, Dickinson and Co. 2.404% 2020	19,675	19,382
Becton, Dickinson and Co. 2.894% 2022	35,760	34,660
Becton, Dickinson and Co. 3.363% 2024	35,795	34,420
Becton, Dickinson and Co. 3.70% 2027	8,215	7,780
The Bond Fund of America — Page 7 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 2.85% 2020	$10,015	$9,952
Boston Scientific Corp. 3.375% 2022	5,000	4,972
Cardinal Health, Inc. 4.368% 2047	3,049	2,610
Celgene Corp. 3.25% 2023	12,336	12,056
Centene Corp. 5.375% 2026[4]	10,415	10,155
Cigna Corp. 3.40% 2021[4]	14,980	14,955
Cigna Corp. 3.75% 2023[4]	28,250	28,183
Cigna Corp. 4.125% 2025[4]	10,965	10,971
Cigna Corp. 4.375% 2028[4]	41,085	41,419
Cigna Corp. 4.80% 2038[4]	4,055	4,034
Cigna Corp. 4.90% 2048[4]	21,380	21,028
Concordia International Corp. 8.00% 2024	1,308	1,236
CVS Health Corp. 2.125% 2021	1,500	1,452
CVS Health Corp. 3.35% 2021	26,310	26,236
CVS Health Corp. 4.10% 2025	56,886	56,463
CVS Health Corp. 4.30% 2028	91,219	89,489
CVS Health Corp. 4.78% 2038	1,475	1,419
CVS Health Corp. 5.05% 2048	44,506	43,508
EMD Finance LLC 2.40% 2020[4]	17,985	17,805
EMD Finance LLC 2.95% 2022[4]	9,600	9,465
EMD Finance LLC 3.25% 2025[4]	35,000	33,629
Endo International PLC 5.875% 2024[4]	625	594
Envision Healthcare Corp. 8.75% 2026[4]	6,700	5,812
GlaxoSmithKline PLC 3.375% 2023	41,545	41,726
GlaxoSmithKline PLC 3.625% 2025	14,585	14,697
Humana Inc. 2.50% 2020	15,000	14,778
Johnson & Johnson 2.625% 2025	10,000	9,640
Johnson & Johnson 2.45% 2026	6,460	6,075
Johnson & Johnson 2.90% 2028	14,272	13,703
Kinetic Concepts, Inc. 12.50% 2021[4]	5,955	6,402
Laboratory Corp. of America Holdings 3.60% 2027	3,500	3,341
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,226
Medtronic, Inc. 3.50% 2025	2,000	1,995
Merck & Co., Inc. 2.75% 2025	1,500	1,453
Molina Healthcare, Inc. 4.875% 2025[4]	10,115	9,268
Mylan Laboratories Inc. 2.50% 2019	7,769	7,733
Mylan Laboratories Inc. 3.15% 2021	14,800	14,501
Pfizer Inc. 3.20% 2023	27,500	27,624
Pfizer Inc. 3.60% 2028	3,772	3,793
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.34% 2023 (100% PIK)[6,7,8,9,10,11]	8,939	8,132
Shire PLC 1.90% 2019	38,020	37,494
Shire PLC 2.40% 2021	63,925	61,852
Shire PLC 2.875% 2023	73,619	69,664
Shire PLC 3.20% 2026	47,776	43,329
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	27,328	27,655
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	83,426	85,421
Teva Pharmaceutical Finance Co. BV 2.20% 2021	2,000	1,839
Teva Pharmaceutical Finance Co. BV 2.80% 2023	226,198	195,002
Teva Pharmaceutical Finance Co. BV 6.00% 2024	82,816	79,971
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,825	65,644
Teva Pharmaceutical Finance Co. BV 6.75% 2028	43,359	42,105
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,997	77,693
UnitedHealth Group Inc. 3.35% 2022	200	201
The Bond Fund of America — Page 8 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 3.50% 2024	$13,200	$13,293
UnitedHealth Group Inc. 3.70% 2025	15,430	15,606
UnitedHealth Group Inc. 3.75% 2025	5,880	5,960
UnitedHealth Group Inc. 3.875% 2028	21,670	21,992
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	9,160	9,183
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	3,045	2,961
WellCare Health Plans, Inc. 5.375% 2026[4]	3,175	3,072
WellPoint, Inc. 2.25% 2019	5,000	4,974
Zimmer Holdings, Inc. 3.15% 2022	14,276	13,968
		2,172,294
Energy 3.39%
Anadarko Petroleum Corp. 4.85% 2021	16,000	16,390
Anadarko Petroleum Corp. 5.55% 2026	6,320	6,632
Anadarko Petroleum Corp. 6.60% 2046	16,910	18,755
Andeavor Logistics LP 3.50% 2022	8,500	8,234
Baker Hughes, a GE Co. 3.337% 2027	12,125	11,175
Baker Hughes, a GE Co. 4.08% 2047	13,040	10,786
Boardwalk Pipeline Partners, LP 3.375% 2023	100	97
BP Capital Markets PLC 3.79% 2024	27,500	27,814
BP Capital Markets PLC 4.234% 2028	10,400	10,718
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,589
Canadian Natural Resources Ltd. 2.95% 2023	11,020	10,543
Canadian Natural Resources Ltd. 3.80% 2024	670	661
Canadian Natural Resources Ltd. 3.85% 2027	33,770	31,930
Canadian Natural Resources Ltd. 4.95% 2047	4,460	4,300
Cenovus Energy Inc. 3.00% 2022	7,470	7,097
Cenovus Energy Inc. 3.80% 2023	3,940	3,805
Cenovus Energy Inc. 4.25% 2027	20,775	18,965
Cenovus Energy Inc. 5.25% 2037	2,189	1,936
Cenovus Energy Inc. 5.40% 2047	56,793	49,248
Chevron Corp. 2.10% 2021	17,000	16,677
Chevron Corp. 2.498% 2022	9,675	9,492
Columbia Pipeline Partners LP 5.80% 2045	2,635	2,839
Concho Resources Inc. 4.30% 2028	33,925	33,270
Concho Resources Inc. 4.85% 2048	14,175	13,634
DCP Midstream Operating LP 4.95% 2022	1,495	1,484
Devon Energy Corp. 5.00% 2045	5,300	4,716
Diamond Offshore Drilling, Inc. 4.875% 2043	14,330	8,096
Enbridge Energy Partners, LP 9.875% 2019	17,255	17,433
Enbridge Energy Partners, LP 4.375% 2020	8,875	8,981
Enbridge Energy Partners, LP 5.20% 2020	2,100	2,145
Enbridge Energy Partners, LP 4.20% 2021	800	811
Enbridge Energy Partners, LP 5.875% 2025	31,435	34,119
Enbridge Energy Partners, LP 7.375% 2045	46,701	58,098
Enbridge Inc. 4.00% 2023	30,600	30,782
Enbridge Inc. 3.70% 2027	12,873	12,221
Energy Transfer Partners, LP 4.15% 2020	3,000	3,019
Energy Transfer Partners, LP 4.20% 2023	5,725	5,648
Energy Transfer Partners, LP 5.875% 2024	1,375	1,407
Energy Transfer Partners, LP 4.00% 2027	8,790	8,079
Energy Transfer Partners, LP 4.95% 2028	7,500	7,367
Energy Transfer Partners, LP 6.125% 2045	26,280	25,814
Energy Transfer Partners, LP 5.30% 2047	32,111	28,433
The Bond Fund of America — Page 9 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.40% 2047	$55,201	$49,683
Energy Transfer Partners, LP 6.00% 2048	22,276	21,792
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[5]	300	252
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	22,000	18,191
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,004
EnLink Midstream Partners, LP 4.85% 2026	2,045	1,848
EnLink Midstream Partners, LP 5.45% 2047	7,825	6,363
EQT Corp. 2.50% 2020	14,660	14,338
EQT Corp. 3.00% 2022	9,135	8,669
EQT Corp. 3.90% 2027	14,000	12,098
Equinor ASA 3.625% 2028	9,925	9,926
Exxon Mobil Corp. 2.222% 2021	13,500	13,309
Exxon Mobil Corp. 4.114% 2046	2,785	2,844
Gazprom OJSC 6.51% 2022[4]	8,350	8,741
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,284
Kinder Morgan Energy Partners, LP 6.85% 2020	13,840	14,334
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,631
Kinder Morgan Energy Partners, LP 6.55% 2040	750	813
Kinder Morgan Energy Partners, LP 5.40% 2044	200	192
Kinder Morgan, Inc. 3.15% 2023	1,280	1,243
Kinder Morgan, Inc. 4.30% 2028	29,000	28,524
Kinder Morgan, Inc. 5.30% 2034	5,825	5,734
Kinder Morgan, Inc. 5.55% 2045	2,830	2,816
Kinder Morgan, Inc. 5.05% 2046	14,631	13,428
Kinder Morgan, Inc. 5.20% 2048	6,975	6,700
Marathon Oil Corp. 4.40% 2027	12,930	12,314
MPLX LP 4.00% 2028	200	188
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	6,445	6,010
Noble Energy, Inc. 4.95% 2047	10,970	9,537
Odebrecht Drilling Norbe 6.72% 2022[4,8]	1,918	1,791
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4,8,11]	7,134	1,908
Odebrecht Drilling Norbe 0% 2049[4]	1,072	19
Petrobras Global Finance Co. 6.125% 2022	1,429	1,470
Petrobras Global Finance Co. 4.375% 2023	3,670	3,508
Petrobras Global Finance Co. 6.25% 2024	410	417
Petrobras Global Finance Co. 8.75% 2026	18,000	20,223
Petrobras Global Finance Co. 7.375% 2027	4,380	4,509
Petrobras Global Finance Co. 5.999% 2028	2,706	2,554
Petrobras Global Finance Co. 5.75% 2029	16,640	15,434
Petrobras Global Finance Co. 7.25% 2044	1,375	1,359
Petróleos Mexicanos 5.50% 2021	5,010	4,999
Petróleos Mexicanos 6.375% 2021	870	882
Petróleos Mexicanos 5.375% 2022	10,000	9,845
Petróleos Mexicanos 4.625% 2023	16,221	15,264
Petróleos Mexicanos 6.875% 2026	3,755	3,659
Petróleos Mexicanos 6.50% 2027	400	377
Petróleos Mexicanos 5.35% 2028	46,370	40,574
Petróleos Mexicanos 6.50% 2029	6,435	6,012
Petróleos Mexicanos 6.75% 2047	10,123	8,396
Petróleos Mexicanos 6.35% 2048	44,100	35,347
Phillips 66 3.90% 2028	10,860	10,517
Plains All American Pipeline, LP 4.50% 2026	4,750	4,585
QEP Resources, Inc. 5.625% 2026	1,625	1,355
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[4,8,11,12]	2,793	1,159
The Bond Fund of America — Page 10 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	$925	$953
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	4,945
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	14,763
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	13,745
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	21,859
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	35,802
Schlumberger BV 4.00% 2025[4]	24,980	24,705
Shell International Finance BV 3.50% 2023	21,268	21,518
Shell International Finance BV 3.875% 2028	17,470	17,986
Teekay Corp. 8.50% 2020	7,010	6,721
Tesoro Logistics LP 5.50% 2019	1,115	1,125
Total Capital International 3.70% 2024	6,550	6,684
Total Capital SA 3.883% 2028	15,825	16,293
TransCanada PipeLines Ltd. 4.25% 2028	33,370	33,131
TransCanada PipeLines Ltd. 4.875% 2048	12,500	12,240
TransCanada PipeLines Ltd. 5.10% 2049	10,000	9,980
Transocean Inc. 5.80% 2022[5]	5,135	4,544
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,535	2,453
Western Gas Partners LP 4.65% 2026	2,060	1,996
Western Gas Partners LP 4.50% 2028	5,000	4,685
Western Gas Partners LP 5.30% 2048	4,000	3,468
Williams Companies, Inc. 3.70% 2023	1,680	1,641
Williams Partners LP 5.25% 2020	100	102
Williams Partners LP 4.50% 2023	3,200	3,220
Williams Partners LP 4.30% 2024	2,765	2,758
Woodside Finance Ltd. 4.60% 2021[4]	9,565	9,683
YPF SA 8.50% 2025[4]	3,300	2,974
		1,334,183
Utilities 3.04%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,113
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	2,110	2,072
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	50,350	50,057
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[4]	5,725	5,750
Alliant Energy Finance LLC 3.75% 2023[4]	3,804	3,831
Alliant Energy Finance LLC 4.25% 2028[4]	3,804	3,786
American Electric Power Co., Inc. 3.20% 2027	2,119	2,015
American Electric Power Co., Inc. 4.30% 2028	20,000	20,375
Atlantic City Electric Co. 4.00% 2028	6,780	6,986
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,462
Berkshire Hathaway Energy Co. 4.50% 2045	200	200
Cemig Geração e Transmissão SA 9.25% 2024[4]	1,385	1,479
Cemig Geração e Transmissão SA 9.25% 2024	700	748
CenterPoint Energy, Inc. 3.85% 2024	37,285	37,506
CenterPoint Energy, Inc. 4.25% 2028	2,285	2,321
CMS Energy Corp. 3.00% 2026	12,336	11,624
CMS Energy Corp. 2.95% 2027	404	376
CMS Energy Corp. 3.45% 2027	310	299
Colbun SA 4.50% 2024	7,500	7,439
Colbun SA 4.50% 2024[4]	1,200	1,190
Colbun SA 3.95% 2027[4]	5,225	4,830
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,447
Comision Federal de Electricidad 4.75% 2027[4]	370	350
Consumers Energy Co. 4.35% 2049	1,077	1,123
The Bond Fund of America — Page 11 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc. 1.60% 2019	$4,350	$4,302
Dominion Resources, Inc. 2.962% 2019[5]	2,000	1,993
Dominion Resources, Inc. 2.579% 2020[5]	28,800	28,355
DTE Energy Co. 3.70% 2023	20,897	20,771
Duke Energy Florida, LLC 3.80% 2028	5,591	5,646
Duke Energy Progress, LLC 3.375% 2023	1,012	1,017
Duke Energy Progress, LLC 3.70% 2028	2,650	2,682
Edison International 2.40% 2022	1,200	1,132
EDP Finance BV 4.125% 2020[4]	22,061	22,146
EDP Finance BV 5.25% 2021[4]	3,500	3,574
EDP Finance BV 3.625% 2024[4]	44,025	41,302
Electricité de France SA 4.50% 2028[4]	762	740
Electricité de France SA 4.95% 2045[4]	711	645
Electricité de France SA 5.00% 2048[4]	18,706	16,633
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[4,5]	4,750	4,507
Electricité de France SA 6.00% 2114	£300	489
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	$14,254	14,353
Emera US Finance LP 2.15% 2019	7,135	7,077
Emera US Finance LP 2.70% 2021	3,950	3,850
Emera US Finance LP 3.55% 2026	4,945	4,699
Emera US Finance LP 4.75% 2046	15,500	14,979
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,478
Enel Chile SA 4.875% 2028	2,500	2,500
Enel Finance International SA 2.875% 2022[4]	7,050	6,647
Enel Finance International SA 2.75% 2023[4]	28,450	26,271
Enel Finance International SA 4.625% 2025[4]	29,000	27,877
Enel Finance International SA 3.625% 2027[4]	12,800	11,318
Enel Finance International SA 3.50% 2028[4]	23,900	20,541
Enel Finance International SA 4.875% 2029[4]	17,500	16,738
Enel Finance International SA 6.00% 2039[4]	2,210	2,200
Enel Società per Azioni 8.75% 2073[4,5]	9,500	9,737
Entergy Corp. 2.95% 2026	16,681	15,424
Entergy Louisiana, LLC 3.30% 2022	1,783	1,772
Eversource Energy 2.80% 2023	9,412	9,193
Eversource Energy 3.80% 2023	1,092	1,104
Eversource Energy 4.25% 2029	15,000	15,311
Exelon Corp. 3.497% 2022[5]	31,000	30,316
Exelon Corp. 3.95% 2025	528	523
FirstEnergy Corp. 2.85% 2022	13,402	13,072
FirstEnergy Corp. 3.90% 2027	62,837	61,003
FirstEnergy Corp. 3.50% 2028[4]	4,600	4,393
FirstEnergy Corp. 7.375% 2031	8,895	11,272
FirstEnergy Corp. 4.85% 2047	18,305	18,411
FirstEnergy Corp., Series B, 4.25% 2023	29,363	29,858
Great Plains Energy Inc. 4.20% 2048	3,780	3,687
Gulf Power Co. 3.30% 2027	910	884
Iberdrola Finance Ireland 5.00% 2019[4]	3,000	3,029
Interstate Power and Light Co. 3.25% 2024	10,000	9,758
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,291
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	8,000
Mississippi Power Co. 3.95% 2028	6,437	6,368
Mississippi Power Co. 4.25% 2042	27,650	25,649
National Grid PLC 3.15% 2027[4]	1,105	1,056
The Bond Fund of America — Page 12 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	$10,350	$10,437
New York State Electric & Gas Corp. 3.25% 2026[4]	2,000	1,942
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,050	2,062
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,022
NiSource Finance Corp. 2.65% 2022	2,875	2,755
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	258	250
NV Energy, Inc. 6.25% 2020	3,100	3,258
Pacific Gas and Electric Co. 4.25% 2021	252	240
Pacific Gas and Electric Co. 2.45% 2022	2,735	2,437
Pacific Gas and Electric Co. 3.25% 2023	25,869	23,013
Pacific Gas and Electric Co. 3.85% 2023	10,000	8,999
Pacific Gas and Electric Co. 4.25% 2023[4]	28,847	26,871
Pacific Gas and Electric Co. 3.75% 2024	6,186	5,518
Pacific Gas and Electric Co. 3.50% 2025	5,524	4,764
Pacific Gas and Electric Co. 2.95% 2026	4,238	3,507
Pacific Gas and Electric Co. 3.30% 2027	17,214	14,142
Pacific Gas and Electric Co. 3.30% 2027	10,262	8,504
Pacific Gas and Electric Co. 4.65% 2028[4]	19,405	17,181
Pacific Gas and Electric Co. 6.35% 2038	381	362
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,750	11,610
Progress Energy, Inc. 7.05% 2019	6,280	6,328
Progress Energy, Inc. 7.00% 2031	3,517	4,494
Progress Energy, Inc. 7.75% 2031	1,175	1,568
Public Service Co. of Colorado 2.25% 2022	298	287
Public Service Co. of Colorado 2.50% 2023	1,430	1,389
Public Service Co. of Colorado 3.80% 2047	2,376	2,248
Public Service Enterprise Group Inc. 2.00% 2021	10,475	10,066
Public Service Enterprise Group Inc. 2.65% 2022	21,225	20,440
Puget Energy, Inc. 6.50% 2020	12,386	13,089
Puget Energy, Inc. 6.00% 2021	8,921	9,442
Puget Energy, Inc. 5.625% 2022	21,491	22,775
Puget Energy, Inc. 3.65% 2025	1,911	1,872
SCANA Corp. 6.25% 2020	2,875	2,946
SCANA Corp. 4.75% 2021	17,633	17,858
SCANA Corp. 4.125% 2022	25,577	25,602
South Carolina Electric & Gas Co. 3.50% 2021	14,175	14,223
South Carolina Electric & Gas Co. 4.25% 2028	32,976	34,236
South Carolina Electric & Gas Co. 5.30% 2033	2,652	2,865
South Carolina Electric & Gas Co. 5.80% 2033	1,063	1,179
South Carolina Electric & Gas Co. 5.45% 2041	10,751	12,350
South Carolina Electric & Gas Co. 4.35% 2042	1,168	1,150
South Carolina Electric & Gas Co. 4.60% 2043	1,318	1,351
South Carolina Electric & Gas Co. 4.10% 2046	5,058	4,748
Southern California Edison Co. 1.845% 2022[8]	5,838	5,679
Southern California Edison Co. 5.95% 2038	500	564
Southern California Edison Co. 4.50% 2040	354	350
Southern California Edison Co. 3.90% 2041	1,250	1,117
Southern California Edison Co. 4.05% 2042	543	511
Southern California Edison Co. 3.90% 2043	550	502
Southern California Edison Co. 4.00% 2047	866	797
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,000	1,930
Tampa Electric Co. 4.45% 2049	1,735	1,701
Teco Finance, Inc. 5.15% 2020	13,042	13,340
The Bond Fund of America — Page 13 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 4.70% 2020	$26,501	$26,821
Xcel Energy Inc. 3.30% 2025	3,294	3,225
		1,193,890
Consumer discretionary 2.60%
Amazon.com, Inc. 2.40% 2023	10,603	10,271
Amazon.com, Inc. 3.15% 2027	3,570	3,450
Amazon.com, Inc. 3.875% 2037	550	536
Amazon.com, Inc. 4.05% 2047	13,003	12,756
American Honda Finance Corp. 1.65% 2021	10,625	10,239
American Honda Finance Corp. 2.60% 2022	3,000	2,920
American Honda Finance Corp. 3.50% 2028	3,000	2,956
Bayerische Motoren Werke AG 1.45% 2019[4]	15,200	15,050
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	1,977
Bayerische Motoren Werke AG 1.85% 2021[4]	1,500	1,438
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,940
Bayerische Motoren Werke AG 2.25% 2023[4]	1,000	934
Bayerische Motoren Werke AG 3.45% 2023[4]	24,046	23,884
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	5,500	5,446
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,315	2,284
DaimlerChrysler North America Holding Corp. 2.70% 2020[4]	3,500	3,456
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,477
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	1,700	1,601
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,107
Ford Motor Co. 4.75% 2043	2,500	1,941
Ford Motor Co. 5.291% 2046	15,541	12,816
Ford Motor Credit Co. 2.343% 2020	39,121	37,647
Ford Motor Credit Co. 2.681% 2020	13,343	13,124
Ford Motor Credit Co. 3.157% 2020	29,463	28,878
Ford Motor Credit Co. 3.336% 2021	4,500	4,369
Ford Motor Credit Co. 3.47% 2021	15,066	14,650
Ford Motor Credit Co. 3.813% 2021	15,759	15,314
Ford Motor Credit Co. 3.219% 2022	1,427	1,341
Ford Motor Credit Co. 3.339% 2022	24,608	23,244
Ford Motor Credit Co. 4.14% 2023	22,000	20,930
Ford Motor Credit Co. 4.375% 2023	14,367	13,622
Ford Motor Credit Co. 3.664% 2024	11,857	10,617
Ford Motor Credit Co. 4.134% 2025	400	361
Ford Motor Credit Co. 4.687% 2025	20,232	18,797
Ford Motor Credit Co. 3.815% 2027	6,236	5,274
General Motors Co. 4.875% 2023	22,405	22,478
General Motors Co. 4.35% 2025	10,410	9,877
General Motors Co. 5.20% 2045	8,640	7,197
General Motors Co. 6.75% 2046	1,000	972
General Motors Co. 5.40% 2048	20,900	17,881
General Motors Co. 5.95% 2049	7,250	6,567
General Motors Financial Co. 3.20% 2021	13,200	12,901
General Motors Financial Co. 3.55% 2021	1,400	1,381
General Motors Financial Co. 3.15% 2022	42,311	40,365
General Motors Financial Co. 3.45% 2022	1,598	1,550
General Motors Financial Co. 3.25% 2023	46,584	43,925
General Motors Financial Co. 3.70% 2023	16,000	15,237
General Motors Financial Co. 3.50% 2024	3,885	3,540
General Motors Financial Co. 3.95% 2024	15,500	14,737
The Bond Fund of America — Page 14 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 3.90% 2028	$825	$847
Home Depot, Inc. 4.50% 2048	3,228	3,350
Hyundai Capital America 2.00% 2019[4]	1,450	1,441
Hyundai Capital America 2.55% 2020[4]	11,500	11,357
Hyundai Capital America 2.75% 2020[4]	11,406	11,233
Hyundai Capital America 3.45% 2021[4]	33,735	33,383
Hyundai Capital America 3.75% 2021[4]	21,500	21,446
Hyundai Capital America 3.10% 2022[4]	13,890	13,567
Hyundai Capital America 3.25% 2022[4]	24,229	23,583
Hyundai Capital Services Inc. 1.625% 2019[4]	7,750	7,671
Limited Brands, Inc. 5.25% 2028	6,000	5,137
McDonald’s Corp. 2.625% 2022	8,270	8,093
McDonald’s Corp. 3.35% 2023	875	871
McDonald’s Corp. 3.50% 2027	1,550	1,509
McDonald’s Corp. 3.80% 2028	740	728
McDonald’s Corp. 4.875% 2045	6,800	6,901
McDonald’s Corp. 4.45% 2047	24,315	23,371
McDonald’s Corp. 4.45% 2048	9,000	8,608
Morongo Band of Mission Indians, 7.00% 2039[4,8]	8,725	8,963
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)[4,11]	6,285	2,671
Netflix, Inc. 5.875% 2028[4]	45,000	43,962
Newell Rubbermaid Inc. 3.85% 2023	4,820	4,754
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	14,835
Party City Holdings Inc. 6.625% 2026[4]	9,181	8,378
Petsmart, Inc. 7.125% 2023[4]	4,900	2,879
Petsmart, Inc. 5.875% 2025[4]	3,975	2,892
Petsmart, Inc. 8.875% 2025[4]	2,650	1,550
S.A.C.I. Falabella 3.75% 2027[4]	8,295	7,507
Sands China Ltd. 4.60% 2023[4]	27,000	26,889
Sands China Ltd. 5.40% 2028[4]	56,000	54,214
Starbucks Corp. 3.10% 2023	20,615	20,323
Starbucks Corp. 3.80% 2025	31,160	30,873
Starbucks Corp. 4.00% 2028	3,250	3,219
Starbucks Corp. 3.75% 2047	1,350	1,124
Starbucks Corp. 4.50% 2048	17,035	15,943
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,923
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,721
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,155
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,295
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,503
Uber Technologies, Inc. 7.50% 2023[4]	5,200	5,044
Uber Technologies, Inc. 8.00% 2026[4]	4,200	4,064
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	14,174	14,212
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	2,978
Volkswagen Group of America Finance, LLC 4.75% 2028[4]	2,000	1,942
		1,021,164
Consumer staples 2.38%
Altria Group, Inc. 2.85% 2022	200	192
Altria Group, Inc. 4.50% 2043	100	84
Anheuser-Busch Co./InBev Worldwide 3.65% 2026[4]	14,975	14,168
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[4]	540	504
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[4]	32,310	30,067
Anheuser-Busch InBev NV 2.65% 2021	98	96
The Bond Fund of America — Page 15 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 3.50% 2024	$7,475	$7,311
Anheuser-Busch InBev NV 4.00% 2028	2,000	1,918
Anheuser-Busch InBev NV 4.60% 2048	16,479	14,850
British American Tobacco International Finance PLC 2.75% 2020[4]	6,700	6,585
British American Tobacco International Finance PLC 3.50% 2022[4]	4,995	4,891
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	18,744
British American Tobacco PLC 2.297% 2020	1,500	1,465
British American Tobacco PLC 2.764% 2022	26,005	24,584
British American Tobacco PLC 3.222% 2024	63,556	58,606
British American Tobacco PLC 3.557% 2027	85,530	76,109
British American Tobacco PLC 4.39% 2037	5,000	4,109
British American Tobacco PLC 4.54% 2047	19,800	15,839
Coca-Cola Co. 2.20% 2022	9,250	8,995
Conagra Brands, Inc. 4.30% 2024	16,646	16,564
Conagra Brands, Inc. 4.60% 2025	16,370	16,453
Conagra Brands, Inc. 4.85% 2028	10,700	10,549
Conagra Brands, Inc. 5.40% 2048	3,400	3,146
Constellation Brands, Inc. 2.25% 2020	21,000	20,604
Constellation Brands, Inc. 2.65% 2022	23,145	22,181
Constellation Brands, Inc. 2.70% 2022	2,325	2,247
Constellation Brands, Inc. 3.20% 2023	12,958	12,577
Constellation Brands, Inc. 3.60% 2028	1,650	1,523
Constellation Brands, Inc. 4.10% 2048	9,500	8,050
Costco Wholesale Corp. 2.30% 2022	3,500	3,417
Costco Wholesale Corp. 2.75% 2024	10,229	9,956
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,085
Keurig Dr Pepper Inc. 3.551% 2021[4]	11,130	11,119
Keurig Dr Pepper Inc. 4.057% 2023[4]	53,710	53,542
Keurig Dr Pepper Inc. 4.417% 2025[4]	14,828	14,786
Keurig Dr Pepper Inc. 4.597% 2028[4]	25,742	25,611
Keurig Dr Pepper Inc. 4.985% 2038[4]	9,601	9,243
Keurig Dr Pepper Inc. 5.085% 2048[4]	52,096	49,790
Kraft Heinz Co. 3.50% 2022	25	25
Kroger Co. 2.00% 2019	4,005	4,003
Kroger Co. 2.60% 2021	1,500	1,472
Molson Coors Brewing Co. 1.90% 2019	16,735	16,688
Molson Coors Brewing Co. 2.25% 2020	9,925	9,791
Molson Coors Brewing Co. 2.10% 2021	9,505	9,169
Molson Coors Brewing Co. 3.00% 2026	7,225	6,448
Molson Coors Brewing Co. 4.20% 2046	13,410	11,198
Mondelez International, Inc. 1.625% 2019[4]	23,900	23,572
Nestle Holdings, Inc. 3.35% 2023[4]	26,000	26,273
Pernod Ricard SA 4.45% 2022[4]	16,825	17,172
Philip Morris International Inc. 2.50% 2022	22,000	21,155
Philip Morris International Inc. 2.625% 2022	14,500	14,041
Philip Morris International Inc. 2.125% 2023	3,986	3,757
Philip Morris International Inc. 4.875% 2043	4,825	4,800
Philip Morris International Inc. 4.25% 2044	8,725	7,986
Post Holdings, Inc. 5.625% 2028[4]	5,370	4,961
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	10,507
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	9,305	8,800
Reynolds American Inc. 3.25% 2020	17,095	16,993
Reynolds American Inc. 3.25% 2022	19,860	19,288
Reynolds American Inc. 4.00% 2022	2,140	2,119
The Bond Fund of America — Page 16 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.85% 2023	$4,350	$4,406
Reynolds American Inc. 4.45% 2025	33,762	32,613
Reynolds American Inc. 4.75% 2042	2,500	2,020
Reynolds American Inc. 5.85% 2045	7,195	6,714
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,556
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,898
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,007
Wal-Mart Stores, Inc. 3.70% 2028	5,694	5,787
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,796
WM. Wrigley Jr. Co. 3.375% 2020[4]	41,650	41,770
		934,345
Communication services 1.34%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,099
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.956% 2024[9]	$28,920	28,073
AT&T Inc. 4.35% 2045	17,500	14,862
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	300
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,523
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	4,100	3,829
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	5,432
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	8,763
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,092
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	20,905	19,032
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	28,645	26,948
Comcast Corp. 3.70% 2024	22,890	23,044
Comcast Corp. 3.95% 2025	32,890	33,323
Comcast Corp. 3.30% 2027	6,275	5,990
Comcast Corp. 3.15% 2028	8,550	8,044
Comcast Corp. 4.15% 2028	53,790	54,718
Comcast Corp. 4.60% 2038	17,025	17,244
Comcast Corp. 4.00% 2047	4,230	3,822
Comcast Corp. 4.00% 2048	12,580	11,508
Comcast Corp. 4.70% 2048	18,510	18,879
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.03% 2022[8,9,10]	2,143	2,034
Deutsche Telekom International Finance BV 1.95% 2021[4]	7,000	6,720
Deutsche Telekom International Finance BV 2.82% 2022[4]	15,000	14,679
Deutsche Telekom International Finance BV 2.485% 2023[4]	14,725	13,919
Deutsche Telekom International Finance BV 4.375% 2028[4]	20,230	19,969
Digicel Group Ltd. 6.00% 2021[4]	765	690
Discovery Communications, Inc. 2.20% 2019	19,375	19,176
Discovery Communications, Inc. 2.95% 2023	5,580	5,349
France Télécom 9.00% 2031[5]	2,300	3,194
Grupo Televisa, SAB 6.625% 2040	5,200	5,610
Grupo Televisa, SAB 7.25% 2043	MXN25,290	851
Inmarsat PLC 6.50% 2024[4]	$8,500	7,969
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[8,9,10,11]	2,032	1,392
NBCUniversal Enterprise, Inc. 5.25% 2049[4]	21,755	22,081
Netflix, Inc. 6.375% 2029[4]	10,000	9,888
SoftBank Group Corp. 3.36% 2023[4,8]	15,778	15,620
Verizon Communications Inc. 4.50% 2033	18,650	18,473
Verizon Communications Inc. 4.862% 2046	4,200	4,149
Vodafone Group PLC 4.375% 2028	31,300	30,439
The Bond Fund of America — Page 17 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 5.25% 2048	$31,925	$30,119
WPP Finance 2010 3.75% 2024	1,000	936
		528,782
Industrials 1.08%
3M Co. 2.25% 2023	14,166	13,735
ABB Finance (USA) Inc. 2.875% 2022	1,000	985
Airbus Group SE 2.70% 2023[4]	985	959
Beacon Roofing Supply, Inc. 4.875% 2025[4]	11,000	9,707
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	1,996	2,001
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[8]	60	62
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[8]	1,131	1,204
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	2,854	2,976
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	3,376	3,488
CSX Corp. 3.80% 2028	16,460	16,190
CSX Corp. 4.25% 2029	8,597	8,752
CSX Corp. 4.30% 2048	6,500	6,223
CSX Corp. 4.75% 2048	1,570	1,599
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	1,014	1,074
DP World Crescent 4.848% 2028[4]	3,180	3,121
ENA Norte Trust 4.95% 2028[4,8]	2,330	2,344
ENA Norte Trust 4.95% 2028[8]	614	617
ERAC USA Finance Co. 2.70% 2023[4]	27,500	26,007
Euramax International, Inc. 12.00% 2020[4]	2,075	2,135
Fortive Corp. 2.35% 2021	3,550	3,463
General Dynamics Corp. 3.375% 2023	6,645	6,695
General Dynamics Corp. 3.50% 2025	8,025	8,003
General Dynamics Corp. 3.75% 2028	7,570	7,664
General Electric Capital Corp. 2.342% 2020	200	193
General Electric Capital Corp. 3.373% 2025	200	178
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,040
Hardwoods Acquisition Inc. 7.50% 2021[4]	5,780	4,162
Harris Corp. 2.70% 2020	3,110	3,084
Harris Corp. 3.832% 2025	1,890	1,857
Lima Metro Line Finance Ltd. 5.875% 2034[4,8]	3,167	3,163
Lockheed Martin Corp. 2.50% 2020	2,805	2,775
Lockheed Martin Corp. 4.50% 2036	815	844
Lockheed Martin Corp. 4.70% 2046	5,635	5,908
Mexican Government 5.50% 2047[4]	1,298	1,147
Northrop Grumman Corp. 2.55% 2022	8,955	8,681
Northrop Grumman Corp. 2.93% 2025	15,040	14,297
Northrop Grumman Corp. 3.25% 2028	25,925	24,286
Pisces Parent LLC 8.00% 2026[4]	5,651	5,192
Red de Carreteras de Occidente 9.00% 2028[8]	MXN61,570	2,851
Republic Services, Inc. 5.00% 2020	$200	204
Rockwell Collins, Inc. 2.80% 2022	8,510	8,277
Rockwell Collins, Inc. 3.20% 2024	9,105	8,778
Roper Technologies, Inc. 2.80% 2021	860	843
Siemens AG 1.70% 2021[4]	13,500	12,950
Siemens AG 2.70% 2022[4]	29,620	29,073
Siemens AG 2.90% 2022[4]	5,000	4,911
Siemens AG 2.35% 2026[4]	6,430	5,868
Thomson Reuters Corp. 4.30% 2023	9,425	9,613
Thomson Reuters Corp. 5.65% 2043	1,905	2,030
The Bond Fund of America — Page 18 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.95% 2028	$21,610	$21,637
Union Pacific Corp. 4.50% 2048	3,665	3,634
United Rentals, Inc. 6.50% 2026	16,485	16,279
United Technologies Corp. 3.65% 2023	27,585	27,504
United Technologies Corp. 3.95% 2025	15,915	15,822
United Technologies Corp. 4.125% 2028	23,245	23,128
United Technologies Corp. 4.625% 2048	1,745	1,694
Westinghouse Air Brake Technologies Corp. 4.15% 2024	23,660	22,889
		425,796
Real estate 0.86%
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,315	5,274
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,036
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	756
American Campus Communities, Inc. 3.35% 2020	12,270	12,231
American Campus Communities, Inc. 3.75% 2023	15,160	15,064
American Campus Communities, Inc. 4.125% 2024	11,740	11,804
American Campus Communities, Inc. 3.625% 2027	19,765	18,623
American Tower Corp. 3.40% 2019	18,375	18,386
Essex Portfolio LP 3.625% 2022	4,370	4,369
Essex Portfolio LP 3.25% 2023	4,935	4,833
Essex Portfolio LP 3.875% 2024	5,500	5,521
Essex Portfolio LP 3.50% 2025	4,800	4,674
Hospitality Properties Trust 4.25% 2021	20,250	20,318
Hospitality Properties Trust 5.00% 2022	14,650	14,974
Hospitality Properties Trust 4.50% 2023	9,680	9,771
Hospitality Properties Trust 4.50% 2025	6,875	6,708
Hospitality Properties Trust 3.95% 2028	100	90
Howard Hughes Corp. 5.375% 2025[4]	6,200	5,859
Iron Mountain Inc. 4.875% 2027[4]	4,910	4,309
Iron Mountain Inc. 5.25% 2028[4]	13,340	11,839
iStar Inc. 4.625% 2020	2,690	2,629
Kimco Realty Corp. 3.40% 2022	14,595	14,378
Kimco Realty Corp. 3.125% 2023	3,175	3,074
Kimco Realty Corp. 2.70% 2024	16,980	16,020
Kimco Realty Corp. 3.30% 2025	5,000	4,774
Kimco Realty Corp. 4.125% 2046	2,210	1,917
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,111
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,714
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,027
Scentre Group 2.375% 2019[4]	910	901
Scentre Group 2.375% 2021[4]	11,410	11,130
Scentre Group 3.25% 2025[4]	10,655	10,152
Scentre Group 3.50% 2025[4]	5,950	5,771
Simon Property Group, LP 2.75% 2023	6,000	5,818
WEA Finance LLC 2.70% 2019[4]	4,800	4,779
WEA Finance LLC 3.25% 2020[4]	38,165	38,115
WEA Finance LLC 3.75% 2024[4]	2,480	2,465
Westfield Corp. Ltd. 3.15% 2022[4]	32,440	31,964
		338,178
The Bond Fund of America — Page 19 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 0.79%	Principal amount (000)	Value (000)
Apple Inc. 2.25% 2021	$13,250	$13,098
Apple Inc. 2.90% 2027	5,000	4,716
Apple Inc. 3.00% 2027	3,000	2,856
Apple Inc. 3.20% 2027	1,025	991
Apple Inc. 3.35% 2027	8,085	7,918
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.445% 2021[8,9,10]	6,122	5,702
Broadcom Ltd. 3.00% 2022	50,312	48,418
Broadcom Ltd. 2.65% 2023	16,500	15,369
Broadcom Ltd. 3.625% 2024	72,613	68,772
Broadcom Ltd. 3.875% 2027	69,880	62,836
Broadcom Ltd. 3.50% 2028	32,660	28,367
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.272% 2025[8,9,10]	1,225	1,211
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	4,425	4,276
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	2,150	1,970
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[8,9,10]	1,475	1,461
Microsoft Corp. 1.55% 2021	3,975	3,863
Microsoft Corp. 3.125% 2025	5,750	5,695
Microsoft Corp. 3.30% 2027	1,030	1,022
Microsoft Corp. 3.70% 2046	1,250	1,206
Microsoft Corp. 4.25% 2047	2,125	2,240
Oracle Corp. 1.90% 2021	12,250	11,892
Unisys Corp. 10.75% 2022[4]	3,325	3,653
Visa Inc. 2.15% 2022	4,535	4,392
VMware, Inc. 2.95% 2022	7,500	7,155
Xerox Corp. 3.50% 2020	500	485
		309,564
Materials 0.65%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 4.971% on 10/19/2020)[4,5]	6,440	6,592
CF Industries, Inc. 5.375% 2044	3,500	2,848
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	9,250	9,155
Chevron Phillips Chemical Co. LLC 3.70% 2028[4]	7,000	6,907
Consolidated Energy Finance SA 6.50% 2026[4]	7,960	7,661
CRH America, Inc. 3.875% 2025[4]	2,000	1,926
CRH America, Inc. 5.125% 2045[4]	2,000	1,924
Dow Chemical Co. 4.125% 2021	2,500	2,545
Dow Chemical Co. 4.55% 2025[4]	17,931	18,276
Dow Chemical Co. 4.80% 2028[4]	18,100	18,463
Dow Chemical Co. 4.625% 2044	1,100	1,000
Dow Chemical Co. 5.55% 2048[4]	8,100	8,218
DowDuPont Inc. 4.205% 2023	4,750	4,862
DowDuPont Inc. 4.493% 2025	3,210	3,311
DowDuPont Inc. 4.725% 2028	49,200	51,125
DowDuPont Inc. 5.419% 2048	5,300	5,534
First Quantum Minerals Ltd. 6.50% 2024[4]	11,500	9,588
First Quantum Minerals Ltd. 7.50% 2025[4]	3,000	2,486
First Quantum Minerals Ltd. 6.875% 2026[4]	3,600	2,903
Hexion Inc. 10.375% 2022[4]	5,000	4,013
Holcim Ltd. 5.15% 2023[4]	3,515	3,623
LSB Industries, Inc. 9.625% 2023[4]	4,025	4,106
LYB International Finance BV 3.50% 2027	750	684
LYB International Finance BV 4.875% 2044	400	365
LyondellBasell Industries NV 6.00% 2021	900	952
The Bond Fund of America — Page 20 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Mosaic Co. 4.05% 2027	$1,500	$1,426
Nova Chemicals Corp. 5.25% 2027[4]	7,500	6,666
Olin Corp. 5.125% 2027	1,975	1,827
Platform Specialty Products Corp. 5.875% 2025[4]	5,970	5,612
Praxair, Inc. 3.00% 2021	1,500	1,502
Sherwin-Williams Co. 2.75% 2022	9,585	9,285
Sherwin-Williams Co. 3.125% 2024	4,820	4,608
Sherwin-Williams Co. 3.45% 2027	25,960	24,256
Sherwin-Williams Co. 4.50% 2047	5,265	4,772
Tronox Ltd. 5.75% 2025[4]	1,325	1,078
Tronox Ltd. 6.50% 2026[4]	3,900	3,252
Warrior Met Coal, Inc. 8.00% 2024[4]	2,725	2,711
Westlake Chemical Corp. 5.00% 2046	7,090	6,505
Westlake Chemical Corp. 4.375% 2047	4,450	3,748
		256,315
Bonds & notes of governments & government agency outside the U.S. 0.07%
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	4,214	4,275
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,089
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	1,740	1,830
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	20,714	21,284
		29,478
Total corporate bonds & notes		12,034,781
Mortgage-backed obligations 18.28% Federal agency mortgage-backed obligations 17.16%
Fannie Mae 5.50% 2023[8]	2,584	2,661
Fannie Mae 5.50% 2023[8]	15	16
Fannie Mae 6.00% 2023[8]	78	81
Fannie Mae 4.50% 2024[8]	1,948	2,006
Fannie Mae 4.50% 2025[8]	2,205	2,271
Fannie Mae 4.50% 2025[8]	1,228	1,261
Fannie Mae 4.50% 2025[8]	1,090	1,123
Fannie Mae 4.50% 2025[8]	9	9
Fannie Mae 6.50% 2032[8]	49	49
Fannie Mae 3.00% 2034[8,13]	25,750	25,697
Fannie Mae 4.00% 2034[8,13]	154,000	157,465
Fannie Mae 4.00% 2034[8,13]	21,000	21,490
Fannie Mae 3.00% 2036[8]	24,752	24,521
Fannie Mae 3.00% 2036[8]	2,939	2,912
Fannie Mae 4.00% 2036[8]	4,293	4,436
Fannie Mae 4.00% 2036[8]	3,221	3,328
Fannie Mae 4.00% 2036[8]	2,740	2,831
Fannie Mae 4.00% 2036[8]	2,643	2,731
Fannie Mae 4.00% 2036[8]	1,159	1,198
Fannie Mae 7.00% 2036[8]	132	137
Fannie Mae 8.00% 2036[8]	178	198
Fannie Mae 3.00% 2037[8]	55,997	55,474
Fannie Mae 3.00% 2037[8]	31,888	31,590
Fannie Mae 4.00% 2037[8]	22,092	22,727
Fannie Mae 6.00% 2037[8]	43	47
Fannie Mae 6.00% 2037[8]	4	4
Fannie Mae 7.00% 2037[8]	160	168
The Bond Fund of America — Page 21 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[8]	$110	$126
Fannie Mae 7.00% 2037[8]	91	93
Fannie Mae 7.00% 2037[8]	42	44
Fannie Mae 7.50% 2037[8]	110	114
Fannie Mae 7.50% 2037[8]	61	62
Fannie Mae 7.50% 2037[8]	48	53
Fannie Mae 5.50% 2038[8]	44	47
Fannie Mae 5.50% 2038[8]	7	7
Fannie Mae 4.50% 2039[8]	7,594	7,959
Fannie Mae 4.00% 2040[8]	5,996	6,170
Fannie Mae 4.00% 2040[8]	5,716	5,882
Fannie Mae 4.00% 2040[8]	5,326	5,481
Fannie Mae 4.00% 2040[8]	1,072	1,103
Fannie Mae 4.00% 2040[8]	937	964
Fannie Mae 4.00% 2040[8]	301	310
Fannie Mae 4.50% 2040[8]	1,643	1,723
Fannie Mae 5.00% 2040[8]	656	699
Fannie Mae 4.00% 2041[8]	1,633	1,681
Fannie Mae 4.00% 2041[8]	1,578	1,625
Fannie Mae 4.00% 2041[8]	1,294	1,331
Fannie Mae 4.00% 2041[8]	948	976
Fannie Mae 4.00% 2041[8]	880	907
Fannie Mae 4.00% 2041[8]	407	419
Fannie Mae 4.50% 2041[8]	1,798	1,885
Fannie Mae 5.00% 2041[8]	3,808	4,046
Fannie Mae 5.00% 2041[8]	2,988	3,194
Fannie Mae 5.00% 2041[8]	1,996	2,134
Fannie Mae 5.00% 2041[8]	1,582	1,691
Fannie Mae 5.00% 2041[8]	1,105	1,179
Fannie Mae 5.00% 2041[8]	124	132
Fannie Mae 5.00% 2041[8]	100	106
Fannie Mae 4.00% 2042[8]	9,562	9,839
Fannie Mae 4.00% 2042[8]	8,721	8,974
Fannie Mae 4.00% 2042[8]	7,481	7,706
Fannie Mae 4.00% 2042[8]	2,486	2,561
Fannie Mae 4.00% 2042[8]	676	696
Fannie Mae 4.00% 2043[8]	7,255	7,464
Fannie Mae 4.00% 2043[8]	6,493	6,669
Fannie Mae 3.50% 2044[8]	37,236	37,550
Fannie Mae 4.00% 2044[8]	1,038	1,061
Fannie Mae 3.50% 2045[8]	12,805	12,858
Fannie Mae 4.00% 2045[8]	50,536	51,975
Fannie Mae 4.00% 2045[8]	13,503	13,868
Fannie Mae 4.00% 2045[8]	8,351	8,585
Fannie Mae 3.00% 2046[8]	7,457	7,284
Fannie Mae 3.00% 2046[8]	123	120
Fannie Mae 3.50% 2046[8]	42,835	42,971
Fannie Mae 3.50% 2046[8]	18,328	18,389
Fannie Mae 3.50% 2046[8]	13,239	13,282
Fannie Mae 3.50% 2046[8]	7,282	7,302
Fannie Mae 3.50% 2046[8]	1,065	1,069
Fannie Mae 3.50% 2046[8]	77	77
Fannie Mae 4.00% 2046[8]	42,892	43,829
Fannie Mae 4.00% 2046[8]	30,446	31,087
The Bond Fund of America — Page 22 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[8]	$18,625	$19,114
Fannie Mae 4.00% 2046[8]	5,398	5,511
Fannie Mae 4.00% 2046[8]	142	145
Fannie Mae 4.50% 2046[8]	2,173	2,253
Fannie Mae 4.50% 2046[8]	1,342	1,374
Fannie Mae 4.50% 2046[8]	922	956
Fannie Mae 4.50% 2046[8]	858	889
Fannie Mae 4.50% 2046[8]	855	874
Fannie Mae 4.50% 2046[8]	773	801
Fannie Mae 4.50% 2046[8]	752	784
Fannie Mae 3.50% 2047[8]	165,419	165,534
Fannie Mae 3.50% 2047[8]	112,408	112,486
Fannie Mae 3.50% 2047[8]	6,874	6,887
Fannie Mae 3.50% 2047[8]	6,751	6,770
Fannie Mae 3.50% 2047[8]	1,945	1,946
Fannie Mae 3.50% 2047[8]	751	752
Fannie Mae 3.50% 2047[8]	382	382
Fannie Mae 4.00% 2047[8]	130,136	132,797
Fannie Mae 4.00% 2047[8]	19,071	19,477
Fannie Mae 4.00% 2047[8]	13,611	13,889
Fannie Mae 4.00% 2047[8]	10,251	10,461
Fannie Mae 4.00% 2047[8]	6,782	6,920
Fannie Mae 4.00% 2047[8]	4,581	4,675
Fannie Mae 4.00% 2047[8]	4,548	4,641
Fannie Mae 4.50% 2047[8]	8,205	8,511
Fannie Mae 4.50% 2047[8]	6,843	7,098
Fannie Mae 4.50% 2047[8]	4,221	4,378
Fannie Mae 4.50% 2047[8]	3,767	3,857
Fannie Mae 4.50% 2047[8]	2,947	3,057
Fannie Mae 7.00% 2047[8]	49	54
Fannie Mae 7.00% 2047[8]	13	14
Fannie Mae 3.50% 2048[8]	23,534	23,551
Fannie Mae 3.50% 2048[8]	20,141	20,155
Fannie Mae 3.50% 2048[8]	6,084	6,088
Fannie Mae 3.50% 2048[8]	1,956	1,957
Fannie Mae 3.50% 2048[8]	423	423
Fannie Mae 3.50% 2048[8]	25	25
Fannie Mae 4.00% 2048[8]	159,866	163,125
Fannie Mae 4.00% 2048[8]	57,626	58,801
Fannie Mae 4.00% 2048[8]	10,676	10,894
Fannie Mae 4.00% 2048[8]	8,954	9,137
Fannie Mae 4.00% 2048[8]	7,241	7,389
Fannie Mae 4.00% 2048[8]	6,009	6,132
Fannie Mae 4.00% 2048[8]	3,475	3,546
Fannie Mae 4.00% 2048[8]	3,208	3,273
Fannie Mae 4.00% 2048[8]	2,314	2,361
Fannie Mae 4.00% 2048[8]	1,792	1,829
Fannie Mae 4.50% 2048[8]	244,288	253,375
Fannie Mae 4.50% 2048[8]	237,499	246,334
Fannie Mae 4.50% 2048[8]	149,078	154,623
Fannie Mae 4.50% 2048[8,13]	24,339	25,237
Fannie Mae 4.50% 2048[8]	19,957	20,699
Fannie Mae 4.50% 2048[8]	7,659	7,944
Fannie Mae 5.00% 2048[8]	26,849	28,185
The Bond Fund of America — Page 23 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2049[8,13]	$841,855	$842,038
Fannie Mae 4.00% 2049[8,13]	106,792	108,905
Fannie Mae 4.00% 2049[8]	10,137	10,344
Fannie Mae 4.50% 2049[8,13]	69,115	71,613
Fannie Mae 3.50% 2057[8]	14,160	14,104
Fannie Mae Pool #924866 3.89% 2037[8,9]	30	31
Fannie Mae, Series 2001-4, Class NA, 9.073% 2025[8,9]	5	6
Fannie Mae, Series 2001-4, Class GA, 9.193% 2025[8,9]	11	11
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,8]	536	527
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[8]	108	125
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	929	983
Fannie Mae, Series 2001-20, Class E, 9.551% 2031[8,9]	2	2
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	1,632	1,865
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	325	361
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	900	1,034
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[8,9]	1,236	1,341
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.485% 2026[8,9]	10	9
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	905	793
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	897	761
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	299	257
Freddie Mac 4.50% 2030[8]	709	742
Freddie Mac 5.50% 2033[8]	6	6
Freddie Mac 4.00% 2036[8]	33,322	34,588
Freddie Mac 4.00% 2036[8]	8,011	8,265
Freddie Mac 4.00% 2036[8]	2,955	3,049
Freddie Mac 3.00% 2037[8]	1,533	1,517
Freddie Mac 4.50% 2037[8]	3,158	3,286
Freddie Mac 5.50% 2037[8]	25	27
Freddie Mac 5.50% 2037[8]	6	7
Freddie Mac 7.00% 2037[8]	96	99
Freddie Mac 7.50% 2037[8]	109	120
Freddie Mac 5.50% 2038[8]	873	935
Freddie Mac 5.50% 2038[8]	337	365
Freddie Mac 5.50% 2038[8]	147	158
Freddie Mac 5.50% 2038[8]	89	96
Freddie Mac 5.50% 2038[8]	5	5
Freddie Mac 4.50% 2039[8]	824	862
Freddie Mac 5.00% 2039[8]	6,316	6,690
Freddie Mac 5.50% 2039[8]	2,058	2,207
Freddie Mac 4.50% 2040[8]	14,980	15,697
Freddie Mac 4.50% 2040[8]	17	18
Freddie Mac 5.50% 2040[8]	33	35
Freddie Mac 4.50% 2041[8]	6,267	6,550
Freddie Mac 4.50% 2041[8]	1,627	1,705
Freddie Mac 4.50% 2041[8]	895	936
Freddie Mac 4.50% 2041[8]	326	340
Freddie Mac 4.50% 2041[8]	15	16
Freddie Mac 5.00% 2041[8]	4,922	5,214
Freddie Mac 5.00% 2041[8]	1,904	2,010
Freddie Mac 5.50% 2041[8]	40	43
Freddie Mac 4.00% 2042[8]	6,336	6,522
Freddie Mac 4.00% 2043[8]	11,745	12,065
Freddie Mac 3.203% 2045[8,9]	11,785	11,873
Freddie Mac 3.50% 2045[8]	1,353	1,364
The Bond Fund of America — Page 24 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2045[8]	$30,211	$31,035
Freddie Mac 4.00% 2045[8]	2,231	2,279
Freddie Mac 3.00% 2046[8]	209,081	205,595
Freddie Mac 3.50% 2046[8]	28,709	28,788
Freddie Mac 3.50% 2046[8]	806	801
Freddie Mac 4.00% 2046[8]	7,866	8,034
Freddie Mac 4.00% 2046[8]	3,110	3,177
Freddie Mac 4.00% 2046[8]	837	859
Freddie Mac 4.50% 2046[8]	2,143	2,222
Freddie Mac 4.50% 2046[8]	910	951
Freddie Mac 4.50% 2046[8]	896	936
Freddie Mac 4.50% 2046[8]	685	713
Freddie Mac 4.50% 2046[8]	677	706
Freddie Mac 3.50% 2047[8]	75,988	76,048
Freddie Mac 3.50% 2047[8]	41,856	41,872
Freddie Mac 3.50% 2047[8]	28,235	28,246
Freddie Mac 3.50% 2047[8]	23,332	23,341
Freddie Mac 3.50% 2047[8]	13,284	13,289
Freddie Mac 3.50% 2047[8]	8,199	8,202
Freddie Mac 4.00% 2047[8]	31,768	32,424
Freddie Mac 4.00% 2047[8]	17,805	18,207
Freddie Mac 4.00% 2047[8]	16,711	17,072
Freddie Mac 4.00% 2047[8]	3,278	3,345
Freddie Mac 4.00% 2047[8]	1,803	1,842
Freddie Mac 4.00% 2047[8]	843	867
Freddie Mac 4.50% 2047[8]	7,122	7,381
Freddie Mac 4.50% 2047[8]	5,036	5,219
Freddie Mac 4.50% 2047[8]	4,232	4,386
Freddie Mac 4.50% 2047[8]	3,315	3,436
Freddie Mac 6.50% 2047[8]	196	206
Freddie Mac 3.50% 2048[8]	97,102	97,231
Freddie Mac 3.50% 2048[8]	63,951	64,165
Freddie Mac 4.00% 2048[8]	133,626	136,315
Freddie Mac 4.00% 2048[8]	49,634	50,635
Freddie Mac 4.00% 2048[8]	18,593	19,013
Freddie Mac 4.00% 2048[8]	12,458	12,708
Freddie Mac 4.00% 2048[8]	10,000	10,201
Freddie Mac 4.00% 2048[8]	6,363	6,491
Freddie Mac 4.00% 2048[8]	2,045	2,086
Freddie Mac 4.50% 2048[8]	92,506	95,839
Freddie Mac 4.50% 2048[8]	9,267	9,604
Freddie Mac 4.50% 2049[8,13]	54,816	56,765
Freddie Mac 5.00% 2049[8,13]	2,800	2,931
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	9	9
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	590	627
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	5,643	6,223
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	4,414	4,671
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,347	2,520
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	3,435	3,387
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[8,9]	4,000	4,148
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[8,9]	5,940	5,946
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[8]	11,085	11,212
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[8]	5,000	5,021
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[8,9]	20,285	20,840
The Bond Fund of America — Page 25 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K085, Class A2, Multi Family, 3.75% 2028[8,9]	$4,583	$4,849
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 2028[8]	30,050	31,329
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	23,705	24,803
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[8,9]	23,115	24,233
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	612	532
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	602	527
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	463	419
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	405	360
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[8]	20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[8]	62,825	61,764
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[8]	23,103	22,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[8,9]	50,578	49,235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	61,130	59,044
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	6,181	6,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[8,9]	17,322	16,880
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	87,483	86,560
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	13,480	13,394
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[8]	13,935	14,320
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 2028[8,9]	66,553	65,433
Government National Mortgage Assn. 2.50% 2028[8]	1,993	1,966
Government National Mortgage Assn. 5.00% 2035[8]	479	501
Government National Mortgage Assn. 6.50% 2038[8]	199	221
Government National Mortgage Assn. 5.00% 2039[8]	562	586
Government National Mortgage Assn. 4.50% 2040[8]	2,449	2,571
Government National Mortgage Assn. 5.50% 2040[8]	3,877	4,099
Government National Mortgage Assn. 3.50% 2041[8]	17	17
Government National Mortgage Assn. 4.00% 2041[8]	166	172
Government National Mortgage Assn. 4.50% 2041[8]	9,106	9,459
Government National Mortgage Assn. 4.50% 2041[8]	1,063	1,102
Government National Mortgage Assn. 4.50% 2041[8]	643	666
Government National Mortgage Assn. 4.50% 2041[8]	497	516
Government National Mortgage Assn. 5.00% 2041[8]	3,432	3,576
Government National Mortgage Assn. 3.50% 2042[8]	666	662
Government National Mortgage Assn. 3.50% 2043[8]	1,965	1,979
Government National Mortgage Assn. 4.00% 2045[8]	291	299
Government National Mortgage Assn. 3.00% 2046[8]	50,469	49,779
Government National Mortgage Assn. 3.00% 2047[8]	35,231	34,684
Government National Mortgage Assn. 3.00% 2047[8]	12,607	12,411
Government National Mortgage Assn. 4.00% 2048[8]	34,567	35,439
Government National Mortgage Assn. 3.50% 2049[8,13]	157,000	158,083
Government National Mortgage Assn. 4.00% 2049[8,13]	253,505	259,626
Government National Mortgage Assn. 4.00% 2049[8,13]	191,545	196,006
Government National Mortgage Assn. 4.50% 2049[8,13]	475,998	492,625
Government National Mortgage Assn. 5.00% 2049[8,13]	217,204	225,999
Government National Mortgage Assn. 5.00% 2049[8,13]	30,796	32,014
Government National Mortgage Assn. 5.647% 2059[8]	1	1
Government National Mortgage Assn. 5.003% 2061[8]	38	38
Government National Mortgage Assn. 4.996% 2061[8]	25	25
Government National Mortgage Assn. 5.053% 2061[8]	36	36
Government National Mortgage Assn. 5.10% 2061[8]	354	356
Government National Mortgage Assn. 5.14% 2061[8]	59	60
Government National Mortgage Assn. 4.603% 2063[8]	97	98
Government National Mortgage Assn. 5.031% 2064[8]	101	103
Government National Mortgage Assn. 5.20% 2064[8]	13	13
The Bond Fund of America — Page 26 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.64% 2064[8]	$8	$8
Government National Mortgage Assn. 5.02% 2065[8]	240	242
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.80% 2020[8,9]	435	436
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.83% 2020[8,9]	524	525
		6,748,489
Collateralized mortgage-backed obligations (privately originated) 1.02%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,8,9]	59,050	59,060
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[4,6,8]	2,424	2,436
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.456% 2024[8,9]	41	41
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 4.106% 2024[4,8,9]	182	183
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	248	277
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	89	98
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	1,239	1,330
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[8]	656	712
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[4,6,8,9]	6,791	6,775
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.840% 2027[4,6,8,9]	2,890	2,869
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[4,8,9]	2,510	2,480
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[4,8,9]	23,934	24,000
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,8,9]	20,594	20,666
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 4.156% 2024[8,9]	1,107	1,115
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.706% 2024[8,9]	6,034	6,163
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 5.006% 2024[8,9]	247	247
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.456% 2025[8,9]	5,539	5,627
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[4,8,9]	6,703	6,747
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[4,8]	35,251	35,293
Mello Warehouse Securitization Trust, 2018-W1, Class A (1-month USD-LIBOR + 0.85%) 3.356% 2051[4,8,9]	9,470	9,491
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[4,8,9]	—[2]	—[2]
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[4,8,9]	8,484	8,468
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[4,6,8]	3,455	3,416
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[4,8]	22,985	23,011
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[4,6,8]	12,497	12,493
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[4,8]	5,145	5,141
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[4,6,8,9]	30,517	30,517
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 2028[4,8,9]	8,290	8,296
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,8,9]	21,527	21,777
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 2048[4,8]	45,311	45,184
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.306% 2050[4,8,9]	8,525	8,520
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.926% 2037[8,9]	10,016	8,724
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,8,9]	29,092	28,570
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[4,8]	2,662	2,642
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.106% 2057[4,8,9]	9,614	9,586
		401,955
Commercial mortgage-backed securities 0.10%
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,8]	9,999	10,285
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,8,9]	4,000	4,119
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	8,909	9,546
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[8,9]	708	709
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	6,885	6,907
The Bond Fund of America — Page 27 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,8]	$4,950	$5,113
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,8,9]	1,354	1,389
		38,068
Total mortgage-backed obligations		7,188,512
Asset-backed obligations 3.91%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	14,075	14,013
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,8]	9,175	9,076
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[8]	719	719
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[8]	24,890	24,849
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[8]	820	818
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[8]	5,000	4,924
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[8]	6,030	5,977
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	5,145	5,129
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.479% 2025[4,8,9]	8,359	8,338
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[8]	1,536	1,527
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[8]	82,037	81,325
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[8]	55,840	55,425
Chase Issuance Trust, Series 2012-A4, Class A4, 1.58% 2021[8]	5,000	4,960
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[8]	48,647	48,140
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[8]	33,810	33,542
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[8]	345,946	344,551
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 2.757% 2024[8,9]	10,000	9,982
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[4,8]	1,085	1,084
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[4,8]	1,284	1,282
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[4,8]	548	548
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[4,8]	8,114	8,086
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[4,8]	394	394
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,8]	3,473	3,478
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,8]	2,395	2,406
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,8]	6,800	6,766
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[4,8]	1,830	1,830
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.635% 2035[8,9]	2,360	2,287
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.595% 2037[8,9]	3,569	3,386
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.605% 2037[8,9]	5,373	5,170
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,8]	679	676
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[8]	16,269	16,262
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 2020[8]	17,365	17,347
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[4,8]	17,027	17,022
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,8]	2,306	2,305
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,8]	121	121
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 2021[8]	1,110	1,108
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,8]	1,681	1,682
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,8]	1,279	1,281
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[8]	18,640	18,618
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,8]	13,130	13,118
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,8]	1,085	1,085
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[8]	5,750	5,739
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[4,8]	775	774
The Bond Fund of America — Page 28 of 43

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[4,8]	$24,086	$24,019
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	5,955	5,941
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[4,8]	989	988
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,8]	2,614	2,614
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[4,8]	12,721	12,700
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[4,8]	515	515
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,8]	11,770	11,739
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,8]	9,000	8,988
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.416% 2025[4,8,9]	3,349	3,347
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,8]	4,479	4,453
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[4,8]	4,233	4,242
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[4,8]	293	294
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[4,8]	993	992
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[4,8]	11,369	11,301
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[4,8]	275	275
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[4,8]	2,746	2,741
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[4,8]	2,474	2,473
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[4,8]	1,967	1,966
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[4,8]	5,218	5,231
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[4,8]	934	941
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[4,8]	11,825	11,747
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,8]	1,496	1,493
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[4,8]	1,822	1,813
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,8]	42,522	42,394
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,8]	14,293	14,196
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,8]	28,535	28,137
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 2029[4,8]	13,595	13,255
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,8]	5,025	5,076
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,8]	59,405	59,030
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[8]	6,241	6,196
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,8]	6,221	6,234
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[8]	765	756
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[8]	530	525
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[4,8]	17,000	16,858
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[4,8]	3,500	3,479
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 2.655% 2041[4,8,9]	1,132	1,112
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 2.655% 2041[4,8,9]	1,099	1,052
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,8]	13,235	13,133
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 3.436% 2035[8,9]	2,765	2,766
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.666% 2037[8,9]	2,782	2,669
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[8]	39	40
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[8]	20	20
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[8]	66	67
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[4,8]	8,335	8,355
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.636% 2036[8,9]	398	379
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	2,032	2,029
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[8]	52	52
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	4,980	4,962
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	1,002	1,001
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	3,042	3,040
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[8]	15,765	15,737
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[8]	1,700	1,689
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[8]	16,545	16,456
The Bond Fund of America — Page 29 of 43

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[8]	$5,820	$5,787
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	7,009	7,008
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.240% 2023[8,9]	15,891	15,758
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.390% 2023[8,9]	18,133	18,170
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.590% 2023[8,9]	4,315	4,350
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.990% 2023[8,9]	25,611	25,765
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.906% 2025[8,9]	4,625	4,526
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 3.206% 2029[8,9]	377	375
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,8]	2,093	2,064
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.466% 2025[4,8,9]	40,354	40,226
Synchrony Credfit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[8]	6,610	6,673
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,8]	2,161	2,153
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,8]	2,113	2,103
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,8]	6,378	6,517
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[8]	44,365	44,257
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,8]	6,448	6,366
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,8]	2,403	2,394
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[4,8]	2,500	2,482
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[4,8]	3,000	2,982
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[4,8]	8,352	8,262
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[4,8]	4,950	4,903
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.210% 2026[4,8,9]	7,471	7,441
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[4,8]	6,042	6,029
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,8]	44,373	44,313
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	3,500	3,483
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,8]	32,490	32,480
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,8]	171	170
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[8]	1,225	1,212
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[8]	10,866	10,806
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[8]	7,890	7,857
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[8]	9,638	9,637
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[8]	4,894	4,882
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[8]	15,045	15,211
		1,535,300
Bonds & notes of governments & government agencies outside the U.S. 2.75%
Angola (Republic of), Northern Lights III BV, Series 2012-1, 7.00% 2019[8]	1,233	1,240
Argentine Republic 6.25% 2019	10,722	10,833
Argentine Republic 6.875% 2021	3,075	2,790
Argentine Republic 7.50% 2026	1,925	1,548
Argentine Republic 8.28% 2033[8,11]	4,984	3,913
Argentine Republic 0% 2035	25,700	1,095
Argentine Republic 6.875% 2048	13,230	9,278
Armenia (Republic of) 7.15% 2025[4]	1,310	1,379
Belarus (Republic of) 6.875% 2023[4]	775	793
Brazil (Federative Republic of) 10.00% 2025	BRL15,416	4,157
Brazil (Federative Republic of) 6.00% 2045[3]	54,076	15,758
Brazil (Federative Republic of) Global 5.625% 2047	$4,075	3,858
Buenos Aires (City of) 8.95% 2021[8]	1,000	999
The Bond Fund of America — Page 30 of 43

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 4.25% 2023	$2,600	$2,298
Costa Rica (Republic of) 7.00% 2044	2,178	1,859
Cote d’Ivoire (Republic of) 6.375% 2028[4,8]	7,275	6,565
Cote d’Ivoire (Republic of) 5.25% 2030[8]	€950	963
Dominican Republic 7.50% 2021[8]	$950	983
Dominican Republic 5.875% 2024[8]	1,640	1,664
Dominican Republic 5.50% 2025[4]	10,380	10,315
Dominican Republic 6.875% 2026[4]	4,300	4,520
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,606
Egypt (Arab Republic of) 7.50% 2027[4]	3,200	3,062
Egypt (Arab Republic of) 6.588% 2028[4]	1,610	1,441
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,054
Egypt (Arab Republic of) 8.50% 2047[4]	$2,245	2,034
Gabonese Republic 6.375% 2024[8]	1,010	910
Guatemala (Republic of) 4.50% 2026	1,700	1,600
Guatemala (Republic of) 4.375% 2027	3,975	3,677
Honduras (Republic of) 8.75% 2020	16,097	17,159
Honduras (Republic of) 7.50% 2024[8]	3,330	3,510
Honduras (Republic of) 6.25% 2027[4]	1,400	1,390
India (Republic of) 7.80% 2021	INR532,600	7,744
India (Republic of) 8.83% 2023	387,200	5,915
India (Republic of) 8.60% 2028	1,015,200	15,730
India (Republic of) 7.61% 2030	1,833,000	26,382
India (Republic of) 7.88% 2030	1,667,000	24,456
Indonesia (Republic of) 3.75% 2022	$11,655	11,560
Indonesia (Republic of) 3.375% 2023	9,350	9,063
Iraq (Republic of) 5.80% 2028[8]	5,150	4,632
Italy (Republic of) 2.00% 2028	€61,500	67,490
Japan, Series 20, 0.10% 2025[3]	¥8,636,000	81,038
Japan, Series 21, 0.10% 2026[3]	1,522,185	14,353
Japan, Series 22, 0.10% 2027[3]	2,239,050	21,143
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,178
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 3.218% 2020[9]	23,448	23,581
Japan Bank for International Cooperation 3.125% 2021	76,664	77,291
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	9,989
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,090	2,006
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	566
Kazahkstan (Republic of) 1.55% 2023	€175	202
Kazakhstan (Republic of) 5.125% 2025[4]	$3,750	3,974
Kazakhstan (Republic of) 2.375% 2028	€510	580
Kazakhstan (Republic of) 6.50% 2045[4]	$2,250	2,703
Kenya (Republic of) 5.875% 2019	18,200	18,263
Kenya (Republic of) 6.875% 2024[4]	6,425	6,055
Kenya (Republic of) 8.25% 2048[4]	330	282
Kuwait (State of) 2.75% 2022[4]	2,150	2,114
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,953
Morocco (Kingdom of) 4.25% 2022	5,400	5,427
Morocco (Kingdom of) 5.50% 2042	7,200	7,387
Nigeria (Republic of) 6.375% 2023	5,190	4,994
Pakistan (Islamic Republic of) 7.25% 2019	18,000	18,000
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,260
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,245
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,100	1,002
Panama (Republic of) 4.50% 2047[8]	1,290	1,258
Paraguay (Republic of) 4.625% 2023	1,500	1,509
The Bond Fund of America — Page 31 of 43

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 2026	$4,485	$4,547
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,597
Paraguay (Republic of) 4.70% 2027[4]	850	844
Paraguay (Republic of) 5.60% 2048[4]	1,980	1,955
Poland (Republic of) 3.25% 2026	6,600	6,474
Portuguese Republic 5.125% 2024	104,224	109,360
Portuguese Republic 4.10% 2045	€5,500	7,665
Qatar (State of) 3.875% 2023[4]	$19,900	20,157
Qatar (State of) 4.50% 2028[4]	15,280	15,986
Qatar (State of) 5.103% 2048[4]	7,700	8,105
Romania 5.125% 2048[4]	5,000	4,831
Russian Federation 4.375% 2029	4,000	3,797
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	723
Saudi Arabia (Kingdom of) 2.875% 2023[4]	8,715	8,393
Saudi Arabia (Kingdom of) 4.00% 2025[4]	32,065	31,851
Saudi Arabia (Kingdom of) 3.25% 2026[4]	3,170	2,971
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	2,949
Saudi Arabia (Kingdom of) 4.625% 2047[4]	6,000	5,498
Saudi Arabia (Kingdom of) 5.00% 2049[4]	9,500	9,177
Senegal (Republic of) 4.75% 2028[8]	€3,300	3,491
Spain (Kingdom of) 2.70% 2048	13,400	15,655
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	632
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	750
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,566
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	955	845
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	320	292
Turkey (Republic of) 7.25% 2023	1,325	1,364
Turkey (Republic of) 4.25% 2026	9,300	8,037
Turkey (Republic of) 4.875% 2026	3,580	3,180
Turkey (Republic of) 8.00% 2034	1,250	1,307
Turkey (Republic of) 6.00% 2041	2,820	2,388
Ukraine Government 7.75% 2019	18,600	18,459
United Kingdom 1.625% 2071	£14,550	17,889
United Mexican States 4.00% 2023	$4,000	3,986
United Mexican States 4.15% 2027	28,925	28,011
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	76,543
United Mexican States, Series M20, 8.50% 2029	55,000	2,754
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,890
		1,079,495
Municipals 1.51% Illinois 0.84%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$54,315	51,716
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,160	13,972
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	4,145	4,015
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,022
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	40,145	40,782
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[8]	159,145	151,980
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	708
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,748
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,274
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,243
The Bond Fund of America — Page 32 of 43

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2013-B, 4.91% 2027	$3,250	$3,127
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	7,412
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	839
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,310
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,831
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,000
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,517
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,262
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,147
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[8]	654	678
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.71% 2050 (put 2025)[9]	6,275	6,225
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,385	1,444
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,353
		330,605
Colorado 0.17%
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2043	32,500	36,321
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	13,000	14,471
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.25% 2043	12,500	14,273
		65,065
Washington 0.11%
Motor Vehicle Fuel Tax G.O. Bonds, Series 2018-D, 5.00% 2043	10,000	11,434
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2042	26,290	30,103
		41,537
Nevada 0.07%
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2043	19,500	22,332
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2048	5,000	5,683
		28,015
Michigan 0.06%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	5,270	5,383
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	15,990	16,459
		21,842
New Jersey 0.05%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,616
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,337
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,688
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,412
		20,053
Tennessee 0.03%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2015-A, Series 2015-A, 3.50% 2045	1,365	1,405
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	940	970
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,790	3,930
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	4,650	4,828
		11,133
The Bond Fund of America — Page 33 of 43

Bonds, notes & other debt instruments (continued) Municipals (continued) Minnesota 0.03%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	$5,665	$5,882
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	740	766
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,540	3,624
		10,272
Hawaii 0.02%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	8,270	9,173
New York 0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,189
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,663
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,702
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,265	2,314
		7,868
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,694
South Carolina 0.02%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	1,045	1,092
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	4,580	4,745
		5,837
Wisconsin 0.02%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,320	2,396
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,145	3,215
		5,611
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,325	1,355
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,005	4,112
		5,467
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,770	4,876
Ohio 0.01%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	5,000	4,757
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	4,135	4,236
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,625	3,677
The Bond Fund of America — Page 34 of 43

Bonds, notes & other debt instruments (continued) Municipals (continued) Kentucky 0.00%	Principal amount (000)	Value (000)
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$1,625	$1,667
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,410	1,458
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,395	1,449
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,135	1,181
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	945	976
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	925	949
California 0.00%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	915	897
Total municipals		595,295
Total bonds, notes & other debt instruments (cost: $38,880,119,000)		38,494,343
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	6,250	3,781
Total preferred securities (cost: $5,820,000)		3,781
Common stocks 0.01% Health care 0.01%
Rotech Healthcare Inc.[6,7,14,15]	342,069	1,368
Communication services 0.00%
Cumulus Media Inc., Class B6,14	22,271	241
Information technology 0.00%
Corporate Risk Holdings I, Inc.[6,7,14]	188,850	66
Corporate Risk Holdings Corp.[6,7,14,15]	955	—[2]
		66
The Bond Fund of America — Page 35 of 43

Common stocks (continued) Industrials 0.00%	Shares	Value (000)
NCI Building Systems, Inc.[4,6,14,15]	4,204	$27
Total common stocks (cost: $14,086,000)		1,702
Short-term securities 7.40%	Principal amount (000)
Apple Inc. 2.32%–2.35% due 1/4/2019–1/16/2019[4]	$116,600	116,505
Chariot Funding, LLC 2.51% due 2/19/2019[4]	39,200	39,056
CHARTA, LLC 2.43% due 1/14/2019[4]	55,000	54,946
Chevron Corp. 2.31%–2.39% due 1/9/2019–1/28/2019[4]	140,300	140,190
Coca-Cola Co. 2.40%–2.53% due 1/14/2019–2/21/2019[4]	86,600	86,441
Emerson Electric Co. 2.50% due 1/22/2019[4]	77,900	77,783
ExxonMobil Corp. 2.32%–2.45% due 1/7/2019–1/23/2019	115,600	115,499
Federal Home Loan Bank 2.28%–2.39% due 1/14/2019–3/27/2019	593,500	591,726
HSBC USA Inc. 2.73% due 3/4/2019[4]	100,000	99,529
IBM Credit LLC 2.41% due 1/8/2019[4]	69,300	69,264
Merck & Co. Inc. 2.38%–2.48% due 1/25/2019–2/19/2019[4]	100,000	99,741
Nigerian Treasury Bills 0.00%–12.86% due 2/7/2019–8/1/2019	NGN3,802,835	10,131
Paccar Financial Corp. 2.40% due 1/9/2019	$20,000	19,988
Pfizer Inc. 2.31% due 1/17/2019[4]	60,000	59,930
Procter & Gamble Co. 2.42% due 1/25/2019[4]	79,800	79,661
U.S. Treasury Bills 2.39%–2.46% due 4/11/2019–5/23/2019	1,058,700	1,050,065
United Parcel Service Inc. 2.38% due 1/11/2019[4]	93,400	93,334
Wal-Mart Stores, Inc. 2.37% due 1/7/2019[4]	106,000	105,951
Total short-term securities (cost: $2,909,868,000)		2,909,740
Total investment securities 105.33% (cost: $41,809,893,000)		41,409,566
Other assets less liabilities (5.33)%		(2,094,252)
Net assets 100.00%		$39,315,314
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 12/31/2018[17] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
30 Day Federal Funds Futures	Long	1,710	February 2019	$712,557	$695,456	$5
30 Day Federal Funds Futures	Long	5,014	April 2019	2,089,334	2,038,981	865
30 Day Federal Funds Futures	Short	266	July 2019	(110,842)	(108,154)	(200)
90 Day Euro Dollar Futures	Long	3,702	December 2019	925,500	900,974	5,000
90 Day Euro Dollar Futures	Long	3,058	December 2021	764,500	745,426	4,171
2 Year U.S. Treasury Note Futures	Long	53,246	April 2019	10,649,200	11,304,791	43,979
5 Year Euro-Bobl Futures	Long	1,014	March 2019	€101,400	153,960	394
5 Year U.S. Treasury Note Futures	Long	93,418	April 2019	$9,341,800	10,713,877	154,949
10 Year Euro-Bund Futures	Short	223	March 2019	€(22,300)	(41,785)	(40)
10 Year U.S. Treasury Note Futures	Long	15,426	March 2019	$1,542,600	1,882,213	20,119
10 Year Ultra U.S. Treasury Note Futures	Short	14,251	March 2019	(1,425,100)	(1,853,743)	(49,345)
20 Year U.S. Treasury Bond Futures	Long	207	March 2019	20,700	30,222	1,252
30 Year Ultra U.S. Treasury Bond Futures	Short	1,476	March 2019	(147,600)	(237,129)	(2,867)
						$178,282
The Bond Fund of America — Page 36 of 43

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD12,063	MXN247,000	Citibank	1/7/2019	$(495)
JPY5,640,000	USD49,900	Morgan Stanley	1/8/2019	1,594
USD15,428	COP49,108,000	JPMorgan Chase	1/8/2019	313
COP49,108,000	USD15,166	Citibank	1/8/2019	(51)
USD39,310	EUR34,500	Citibank	1/8/2019	(245)
USD7,462	MXN154,000	Morgan Stanley	1/8/2019	(366)
AUD34,186	USD24,772	Goldman Sachs	1/9/2019	(688)
JPY1,769,000	USD15,599	HSBC Bank	1/10/2019	555
USD13,410	ZAR188,000	Goldman Sachs	1/10/2019	359
EUR22,150	USD25,078	Goldman Sachs	1/10/2019	322
USD5,572	GBP4,350	JPMorgan Chase	1/10/2019	25
USD1,971	INR140,000	Citibank	1/10/2019	(32)
USD12,373	SEK112,000	Bank of America, N.A.	1/10/2019	(275)
USD9,206	AUD12,476	Citibank	1/11/2019	416
JPY408,095	USD3,608	JPMorgan Chase	1/11/2019	119
JPY408,095	USD3,608	Goldman Sachs	1/11/2019	119
BRL47,000	USD12,113	Goldman Sachs	1/11/2019	3
USD12,049	BRL47,000	Citibank	1/11/2019	(67)
CAD5,432	USD4,126	Bank of America, N.A.	1/11/2019	(146)
USD50,265	MXN1,021,600	Bank of New York Mellon	1/11/2019	(1,638)
KRW85,826,000	USD76,220	JPMorgan Chase	1/14/2019	733
USD80,336	KRW89,049,000	Morgan Stanley	1/14/2019	494
EUR22,650	USD25,887	JPMorgan Chase	1/14/2019	95
USD11,927	MXN246,800	Citibank	1/14/2019	(605)
USD3,526	INR249,675	Goldman Sachs	1/15/2019	(44)
USD3,525	INR249,675	Citibank	1/15/2019	(45)
JPY3,381,918	USD29,971	Bank of America, N.A.	1/17/2019	929
EUR10,993	NOK106,800	HSBC Bank	1/17/2019	252
EUR21,800	USD24,805	Goldman Sachs	1/17/2019	209
GBP6,105	USD7,697	HSBC Bank	1/17/2019	91
USD20,756	KRW23,388,000	HSBC Bank	1/17/2019	(216)
USD66,977	INR4,748,500	JPMorgan Chase	1/17/2019	(902)
JPY25,456,000	USD226,437	Morgan Stanley	1/18/2019	6,168
EUR66,350	USD75,573	Citibank	1/18/2019	568
CNH526,525	USD76,372	Citibank	1/18/2019	286
USD76,864	CNH526,525	HSBC Bank	1/18/2019	206
USD656	EUR575	HSBC Bank	1/18/2019	(4)
USD1,603	KRW1,800,000	Goldman Sachs	1/18/2019	(11)
USD75,653	EUR66,350	HSBC Bank	1/18/2019	(487)
USD75,707	JPY8,573,500	Citibank	1/18/2019	(2,634)
USD150,455	JPY16,882,500	HSBC Bank	1/18/2019	(3,809)
USD15,523	BRL60,300	HSBC Bank	1/22/2019	(13)
USD3,743	BRL14,650	JPMorgan Chase	1/22/2019	(32)
USD4,371	INR314,050	HSBC Bank	1/22/2019	(115)
COP42,430,000	USD13,177	Citibank	1/22/2019	(127)
CLP16,700,000	USD24,315	UBS AG	1/22/2019	(237)
USD4,264	CAD5,682	Bank of America, N.A.	1/24/2019	99
USD469	GBP370	HSBC Bank	1/24/2019	(4)
USD19,317	EUR16,925	Bank of America, N.A.	1/24/2019	(116)
USD19,480	SGD26,700	HSBC Bank	1/24/2019	(121)
USD19,209	MXN387,496	Citibank	1/24/2019	(431)
The Bond Fund of America — Page 37 of 43

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD105,861	JPY11,940,000	Morgan Stanley	1/24/2019	$(3,293)
USD3,083	AUD4,300	JPMorgan Chase	1/25/2019	52
USD20,751	KRW23,375,000	HSBC Bank	1/25/2019	(215)
USD383	ZAR5,500	HSBC Bank	1/28/2019	2
USD255	EUR225	HSBC Bank	1/28/2019	(4)
JPY3,408,419	USD30,406	Goldman Sachs	1/29/2019	765
MXN47,480	USD2,347	Citibank	1/29/2019	58
USD1,137	MXN23,000	HSBC Bank	1/29/2019	(28)
USD29,307	EUR25,675	HSBC Bank	1/29/2019	(186)
USD15,065	SEK135,800	Morgan Stanley	1/29/2019	(296)
CAD50,925	USD37,998	Citibank	1/29/2019	(666)
USD34,634	MXN700,200	Goldman Sachs	2/14/2019	(742)
USD1,781	EUR1,405	Citibank	3/6/2019	162
EUR250	USD298	Citibank	3/6/2019	(10)
USD1,171	EUR915	Goldman Sachs	3/8/2019	116
USD1,240	EUR980	Goldman Sachs	3/8/2019	111
USD1,206	EUR950	JPMorgan Chase	3/15/2019	111
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	122
MXN700,200	USD33,397	Goldman Sachs	9/17/2019	708
				$(3,234)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	$(42)	$—	$(42)
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	(71)	—	(71)
2.41%	U.S. EFFR	3/20/2019	$21,423,047	165	—	165
2.407%	U.S. EFFR	3/20/2019	17,876,953	65	—	65
SONIA	0.735%	3/20/2019	£6,630,000	(491)	—	(491)
0.864%	3-month GBP-LIBOR	3/20/2019	6,630,000	(883)	—	(883)
7.195%	28-day MXN-TIIE	4/15/2019	MXN1,090,000	(227)	—	(227)
U.S. EFFR	2.53875%	5/1/2019	$14,595,200	(2,116)	—	(2,116)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	(367)	—	(367)
0.7995%	SONIA	6/19/2019	£6,630,000	1,011	—	1,011
0.80125%	SONIA	6/19/2019	1,657,000	262	—	262
3-month GBP-LIBOR	0.94%	6/19/2019	8,287,000	(1)	—	(1)
1.962%	3-month Canada BA	6/27/2019	C$532,000	(592)	—	(592)
2.6425%	U.S. EFFR	7/31/2019	$8,600,000	2,293	—	2,293
2.635%	U.S. EFFR	7/31/2019	8,510,000	2,195	—	2,195
2.782%	U.S. EFFR	9/18/2019	4,948,415	2,449	—	2,449
U.S. EFFR	2.405%	1/29/2020	9,544,800	(440)	—	(440)
U.S. EFFR	2.403%	1/29/2020	13,225,200	(574)	—	(574)
(0.223)%	EONIA	2/1/2020	€262,500	425	—	425
(0.122)%	6-month EURIBOR	2/1/2020	261,900	364	—	364
(0.2305)%	EONIA	2/2/2020	517,500	789	—	789
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	(2,071)	—	(2,071)
The Bond Fund of America — Page 38 of 43

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
7.84%	28-day MXN-TIIE	5/8/2020	MXN954,155	$(508)	$—	$(508)
7.87%	28-day MXN-TIIE	5/8/2020	1,749,845	(897)	—	(897)
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(1,376)	—	(1,376)
2.898%	3-month USD-LIBOR	8/3/2020	$155,000	503	—	503
3-month USD-LIBOR	2.8025%	8/15/2020	563,960	(1,075)	—	(1,075)
2.5045%	U.S. EFFR	8/29/2020	748,630	1,923	—	1,923
2.5215%	U.S. EFFR	8/29/2020	548,370	1,561	—	1,561
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(384)	—	(384)
2.622%	U.S. EFFR	9/14/2020	500,000	2,263	—	2,263
(0.1855)%	EONIA	12/5/2020	€453,000	425	—	425
(0.194)%	EONIA	12/10/2020	282,000	229	—	229
U.S. EFFR	2.429%	12/27/2020	$281,500	(420)	—	(420)
3-month USD-LIBOR	2.624%	3/8/2021	770,000	245	—	245
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	526	—	526
3-month USD-LIBOR	1.217%	9/22/2021	44,000	1,609	—	1,609
3-month USD-LIBOR	1.225%	9/22/2021	44,000	1,600	—	1,600
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	17,411	—	17,411
3-month USD-LIBOR	1.25%	9/23/2021	430,000	15,370	—	15,370
3-month USD-LIBOR	1.225%	9/23/2021	346,500	12,613	—	12,613
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	12,208	—	12,208
2.326%	U.S. EFFR	1/2/2022	1,450,000	1,743	—	1,743
1.967%	3-month USD-LIBOR	1/26/2022	37,500	(686)	—	(686)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(1,607)	—	(1,607)
2.5775%	U.S. EFFR	7/16/2022	$1,001,820	3,700	—	3,700
3-month USD-LIBOR	1.948%	7/28/2022	630,000	13,440	—	13,440
2.80%	3-month USD-LIBOR	9/2/2022	785,000	4,683	—	4,683
2.009%	3-month USD-LIBOR	10/4/2022	272,000	(5,535)	—	(5,535)
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	(1,868)	—	(1,868)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	(4,998)	—	(4,998)
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	(5,032)	—	(5,032)
3-month USD-LIBOR	2.9415%	5/14/2023	65,000	(1,007)	—	(1,007)
2.5815%	U.S. EFFR	5/25/2023	459,000	6,308	—	6,308
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(4,479)	—	(4,479)
3.159%	3-month USD-LIBOR	10/9/2023	140,400	3,685	—	3,685
3-month USD-LIBOR	3.09009%	10/31/2023	263,410	(6,226)	—	(6,226)
3-month USD-LIBOR	3.0965%	10/31/2023	261,895	(6,267)	—	(6,267)
U.S. EFFR	2.4435%	12/20/2023	75,018	(576)	—	(576)
U.S. EFFR	2.45375%	12/20/2023	672,002	(5,483)	—	(5,483)
U.S. EFFR	2.4325%	12/21/2023	138,000	(988)	—	(988)
U.S. EFFR	2.4225%	12/24/2023	53,097	(356)	—	(356)
2.768%	3-month USD-LIBOR	1/29/2025	230,000	461	—	461
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,675)	—	(1,675)
2.524%	3-month USD-LIBOR	4/14/2025	$123,000	(249)	—	(249)
2.905%	3-month USD-LIBOR	6/21/2025	103,852	1,841	—	1,841
2.354%	3-month USD-LIBOR	9/25/2025	420,000	(4,497)	—	(4,497)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,592)	—	(1,592)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(1,025)	—	(1,025)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(862)	—	(862)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(688)	—	(688)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	57	—	57
The Bond Fund of America — Page 39 of 43

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
0.1173%	6-month JPY-LIBOR	5/13/2026	¥1,000,000	$25	$—	$25
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	38	—	38
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(43)	—	(43)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(117)	—	(117)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	1,800	—	1,800
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	718	—	718
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	924	—	924
28-day MXN-TIIE	7.47%	4/5/2027	290,000	1,133	—	1,133
0.8153%	6-month EURIBOR	4/28/2027	€69,000	1,191	—	1,191
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	(1,030)	—	(1,030)
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	1,430	—	1,430
0.8518%	6-month EURIBOR	8/21/2027	€31,000	554	—	554
3-month SEK-STIBOR	1.215%	8/21/2027	SKr300,000	(645)	—	(645)
28-day MXN-TIIE	7.865%	12/8/2027	MXN560,000	1,661	—	1,661
28-day MXN-TIIE	7.93%	12/9/2027	565,000	1,557	—	1,557
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	806	—	806
2.91%	3-month USD-LIBOR	2/1/2028	88,800	466	—	466
2.908%	3-month USD-LIBOR	2/1/2028	88,900	459	—	459
2.925%	3-month USD-LIBOR	2/1/2028	71,100	419	—	419
2.92%	3-month USD-LIBOR	2/2/2028	67,200	381	—	381
3-month USD-LIBOR	2.91%	2/22/2028	31,000	(568)	—	(568)
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(752)	—	(752)
U.S. EFFR	2.5065%	3/22/2028	203,000	(2,140)	—	(2,140)
U.S. EFFR	2.535%	3/23/2028	156,100	(2,018)	—	(2,018)
U.S. EFFR	2.471%	3/27/2028	190,100	(1,443)	—	(1,443)
U.S. EFFR	2.4575%	3/29/2028	224,497	(1,452)	—	(1,452)
U.S. EFFR	2.424%	3/30/2028	189,960	(697)	—	(697)
U.S. EFFR	2.412%	4/5/2028	86,343	(230)	—	(230)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	1,689	—	1,689
3.1585%	3-month USD-LIBOR	9/27/2028	56,800	2,222	—	2,222
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(1,450)	—	(1,450)
3-month USD-LIBOR	3.1505%	11/20/2028	$41,200	(1,599)	—	(1,599)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	387	—	387
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(3,254)	—	(3,254)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	4,845	—	4,845
3-month USD-LIBOR	1.87%	8/18/2031	57,000	4,505	—	4,505
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	142	—	142
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(207)	—	(207)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(120)	—	(120)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	165	—	165
3-month USD-LIBOR	2.963%	2/1/2038	53,100	162	—	162
3-month USD-LIBOR	2.986%	2/1/2038	43,100	62	—	62
3-month USD-LIBOR	2.967%	2/2/2038	41,500	115	—	115
2.987%	3-month USD-LIBOR	2/7/2038	37,000	861	—	861
3.193%	3-month USD-LIBOR	5/21/2038	45,000	2,481	—	2,481
3.062%	3-month USD-LIBOR	7/31/2038	23,500	831	—	831
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	1,402	—	1,402
3-month USD-LIBOR	2.516%	10/20/2045	42,000	2,633	—	2,633
3-month USD-LIBOR	2.525%	10/20/2045	28,000	1,707	—	1,707
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	2,387	—	2,387
The Bond Fund of America — Page 40 of 43

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
3-month USD-LIBOR	2.57082%	11/6/2045	$123,000	$6,412	$—	$6,412
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	688	—	688
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	483	—	483
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	2,179	—	2,179
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	1,260	—	1,260
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(200)	—	(200)
U.S. EFFR	2.166%	10/23/2047	55,000	3,930	—	3,930
U.S. EFFR	2.172%	11/8/2047	30,000	2,110	—	2,110
U.S. EFFR	2.145%	11/9/2047	33,500	2,543	—	2,543
U.S. EFFR	2.153%	11/10/2047	33,500	2,489	—	2,489
U.S. EFFR	2.155%	11/10/2047	18,850	1,392	—	1,392
U.S. EFFR	2.17%	11/13/2047	34,150	2,417	—	2,417
U.S. EFFR	2.5635%	2/12/2048	135,836	(1,463)	—	(1,463)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	247	—	247
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	216	—	216
U.S. EFFR	2.4615%	3/15/2048	8,400	85	—	85
U.S. EFFR	2.485%	3/15/2048	8,400	44	—	44
U.S. EFFR	2.425%	3/16/2048	16,700	296	—	296
2.917%	3-month USD-LIBOR	3/16/2048	16,700	274	—	274
U.S. EFFR	2.505%	3/22/2048	14,700	16	—	16
U.S. EFFR	2.51375%	3/22/2048	16,300	(12)	—	(12)
U.S. EFFR	2.40875%	4/13/2048	61,900	1,298	—	1,298
2.9075%	3-month USD-LIBOR	4/16/2048	13,500	197	—	197
U.S. EFFR	2.425%	4/17/2048	5,000	88	—	88
U.S. EFFR	2.43625%	4/19/2048	60,300	920	—	920
3-month USD-LIBOR	3.0745%	5/17/2048	11,700	(576)	—	(576)
U.S. EFFR	2.625%	5/25/2048	104,000	(2,511)	—	(2,511)
U.S. EFFR	2.445%	6/4/2048	31,400	422	—	422
2.638%	U.S. EFFR	8/1/2048	64,600	1,734	—	1,734
2.54875%	U.S. EFFR	8/14/2048	63,000	511	—	511
3-month USD-LIBOR	2.973%	8/15/2048	15,500	(441)	—	(441)
U.S. EFFR	2.52%	8/24/2048	25,200	(51)	—	(51)
6-month GBP-LIBOR	1.7922%	10/4/2048	£20,500	(1,619)	—	(1,619)
3.236%	3-month USD-LIBOR	10/31/2048	$60,550	5,095	—	5,095
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	5,002	—	5,002
3-month USD-LIBOR	3.19%	11/29/2048	32,600	(2,422)	—	(2,422)
					$—	$101,637
The Bond Fund of America — Page 41 of 43

Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 12/31/2018 (000)
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	$23,850	$(733)	$(1,665)	$932
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	1,110,285	(6,163)	(20,937)	14,774
CDX.NA.HY.31	5.00%/Quarterly	12/20/2023	214,919	(4,284)	(10,665)	6,381
					$(33,267)	$22,087
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,102,000, which represented .66% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,429,385,000, which represented 13.81% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $70,768,000, which represented .18% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,932,000, which represented .05% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$1,368.00%
NCI Building Systems, Inc.	11/16/2018	89	27.00
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$12,735	$1,395.00%
The Bond Fund of America — Page 42 of 43

Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	GBP/£ = British pounds
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BA = Banker’s acceptances	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NGN = Nigerian naira
CLP = Chilean pesos	NOK = Norwegian kroner
CNH = Chinese yuan renminbi	Ref. = Refunding
COP = Colombian pesos	Rev. = Revenue
Dept. = Department	SEK/SKr = Swedish kronor
Dev. = Development	SGD = Singapore dollars
Econ. = Economic	SIFMA = Securities Industry and Financial Markets Association
EFFR = Effective Federal Funds Rate	SONIA = Sterling Overnight Interbank Average Rate
EONIA = Euro Overnight Index Average	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
Fac. = Facility	USD/$ = U.S. dollars
Facs. = Facilities	UYU = Uruguayan pesos
Fin. = Finance	ZAR = South African rand
Fncg. = Financing
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-008-0219O-S66092	The Bond Fund of America — Page 43 of 43

Summary investment portfolio December 31, 2018

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	40.85%
AAA/Aaa	21.94
AA/Aa	3.48
A/A	12.29
BBB/Baa	16.18
Below investment grade	3.11
Unrated	.08
Short-term securities & other assets less liabilities	2.07

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.91%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 40.85%
U.S. Treasury 36.43%
U.S. Treasury 1.375% 2019	$395,000	$394,321
U.S. Treasury 1.50% 2019	270,000	269,600
U.S. Treasury 1.50% 2019	202,800	202,642
U.S. Treasury 1.625% 2019	327,200	326,562
U.S. Treasury 1.625% 2020[1]	237,000	233,658
U.S. Treasury 2.75% 2020	182,000	182,732
U.S. Treasury 1.875% 2022	556,500	546,099
U.S. Treasury 1.875% 2022	404,200	395,639
U.S. Treasury 2.00% 2022	399,550	392,654
U.S. Treasury 2.00% 2022	220,460	216,571
U.S. Treasury 2.125% 2022	606,080	597,855
U.S. Treasury 1.50% 2023[1]	417,860	401,538
U.S. Treasury 2.50% 2023	209,735	209,735
U.S. Treasury 2.625% 2023	487,139	489,765
U.S. Treasury 2.625% 2023	438,800	441,130
U.S. Treasury 2.75% 2023	270,000	273,016
U.S. Treasury 2.875% 2023	251,700	255,918
U.S. Treasury 2.875% 2023	182,729	185,727
U.S. Treasury 2.875% 2023	179,400	182,561
U.S. Treasury 2.00% 2024	308,586	300,316
U.S. Treasury 2.00% 2024	180,000	175,079
U.S. Treasury 2.125% 2024	678,850	663,549
U.S. Treasury 2.25% 2024	172,750	169,834
U.S. Treasury 2.625% 2025	359,694	360,593
U.S. Treasury 2.75% 2025[1]	992,493	1,002,726
U.S. Treasury 2.875% 2025	380,441	387,099
U.S. Treasury 2.875% 2025	287,175	292,166
U.S. Treasury 2.25% 2027	232,486	224,793
U.S. Treasury 3.125% 2028	380,887	395,547
U.S. Treasury 3.00% 2048[1]	219,081	218,382
U.S. Treasury 3.00% 2048[1]	191,901	191,166

6	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2048[1]	$173,415	$176,957
U.S. Treasury 3.375% 2048	194,948	208,746
U.S. Treasury 1.13%–3.00% 2019–2047[1]	3,421,043	3,358,596
		14,323,272

U.S. Treasury inflation-protected securities 4.42%
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	635,251	625,340
U.S. Treasury Inflation-Protected Security 0.75% 2028[2]	295,165	289,095
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	191,644	174,237
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	247,355	227,427
U.S. Treasury Inflation-Protected Securities 0.14%–2.13% 2022–2048[2]	472,188	421,589
		1,737,688

Total U.S. Treasury bonds & notes		16,060,960

Corporate bonds & notes 30.61%
Financials 8.88%
Other securities		3,490,792

Health care 5.53%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	226,198	195,002
Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2046	330,997	267,252
Other securities		1,710,040
		2,172,294

Energy 3.39%
Other securities		1,334,183

Utilities 3.04%
Other securities		1,193,890

Consumer discretionary 2.60%
Other securities		1,021,164

Consumer staples 2.38%
Other securities		934,345

Communication services 1.34%
Other securities		528,782

Industrials 1.08%
Other securities		425,796

Real estate 0.86%
Other securities		338,178

Information technology 0.79%
Other securities		309,564

Materials 0.65%
Other securities		256,315

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Bonds & notes of governments & government agency outside the U.S. 0.07%
Other securities		$29,478

Total corporate bonds & notes		12,034,781

Mortgage-backed obligations 18.28%
Federal agency mortgage-backed obligations 17.16%
Fannie Mae 3.50% 2047[3]	$165,419	165,534
Fannie Mae 4.50% 2048[3]	244,288	253,375
Fannie Mae 4.50% 2048[3]	237,499	246,334
Fannie Mae 3.50% 2049[3,4]	841,855	842,038
Fannie Mae 0%–9.55% 2023–2057[3,4,5,6]	1,867,290	1,903,989
Freddie Mac 3.00% 2046[3]	209,081	205,595
Freddie Mac 3.00%–7.50% 2030–2049[3,4]	1,026,284	1,045,407
Government National Mortgage Assn. 4.00% 2049[3,4]	253,505	259,626
Government National Mortgage Assn. 4.00% 2049[3,4]	191,545	196,006
Government National Mortgage Assn. 4.50% 2049[3,4]	475,998	492,625
Government National Mortgage Assn. 5.00% 2049[3,4]	217,204	225,999
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[3,4]	349,030	351,765
Other securities		560,196
		6,748,489

Collateralized mortgage-backed obligations (privately originated) 1.02%
Other securities		401,955

Commercial mortgage-backed securities 0.10%
Other securities		38,068

Total mortgage-backed obligations		7,188,512

Asset-backed obligations 3.91%
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[3]	345,946	344,551
Other securities		1,190,749
		1,535,300

Other 4.26%
Other securities		1,674,790

Total bonds, notes & other debt instruments (cost: $38,880,119,000)		38,494,343

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		3,781

Total preferred securities (cost: $5,820,000)		3,781

Common stocks 0.01%
Other 0.01%
Other securities		1,702

Total common stocks (cost: $14,086,000)		1,702

8	The Bond Fund of America

Short-term securities 7.40%	Principal amount (000)	Value (000)
Federal Home Loan Bank 2.28%–2.39% due 1/14/2019–3/27/2019	$593,500	$591,726
U.S. Treasury Bills 2.39%–2.46% due 4/11/2019–5/23/2019	1,058,700	1,050,065
Other securities		1,267,949

Total short-term securities (cost: $2,909,868,000)		2,909,740
Total investment securities 105.33% (cost: $41,809,893,000)		41,409,566
Other assets less liabilities (5.33)%		(2,094,252)

Net assets 100.00%		$39,315,314

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $70,768,000, which represented .18% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,932,000, which represented .05% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $1,395,000, an aggregate cost of $12,735,000, and which represented less than .01% of the net assets of the fund) were acquired from 9/26/2013-11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 12/31/2018 (000) [8]	Unrealized appreciation (depreciation) at 12/31/2018 (000)
30 Day Federal Funds Futures	Long	1,710	February 2019	$712,557	$695,456	$5
30 Day Federal Funds Futures	Long	5,014	April 2019	2,089,334	2,038,981	865
30 Day Federal Funds Futures	Short	266	July 2019	(110,842)	(108,154)	(200)
90 Day Euro Dollar Futures	Long	3,702	December 2019	925,500	900,974	5,000
90 Day Euro Dollar Futures	Long	3,058	December 2021	764,500	745,426	4,171
2 Year U.S. Treasury Note Futures	Long	53,246	April 2019	10,649,200	11,304,791	43,979
5 Year Euro-Bobl Futures	Long	1,014	March 2019	€101,400	153,960	394
5 Year U.S. Treasury Note Futures	Long	93,418	April 2019	$9,341,800	10,713,877	154,949
10 Year Euro-Bund Futures	Short	223	March 2019	€(22,300)	(41,785)	(40)
10 Year U.S. Treasury Note Futures	Long	15,426	March 2019	$1,542,600	1,882,213	20,119
10 Year Ultra U.S. Treasury Note Futures	Short	14,251	March 2019	(1,425,100)	(1,853,743)	(49,345)
20 Year U.S. Treasury Bond Futures	Long	207	March 2019	20,700	30,222	1,252
30 Year Ultra U.S. Treasury Bond Futures	Short	1,476	March 2019	(147,600)	(237,129)	(2,867)

						$178,282

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
USD12,063	MXN247,000	Citibank	1/7/2019	$(495)
JPY5,640,000	USD49,900	Morgan Stanley	1/8/2019	1,594
USD15,428	COP49,108,000	JPMorgan Chase	1/8/2019	313
COP49,108,000	USD15,166	Citibank	1/8/2019	(51)
USD39,310	EUR34,500	Citibank	1/8/2019	(245)
USD7,462	MXN154,000	Morgan Stanley	1/8/2019	(366)
AUD34,186	USD24,772	Goldman Sachs	1/9/2019	(688)
JPY1,769,000	USD15,599	HSBC Bank	1/10/2019	555
USD13,410	ZAR188,000	Goldman Sachs	1/10/2019	359
EUR22,150	USD25,078	Goldman Sachs	1/10/2019	322
USD5,572	GBP4,350	JPMorgan Chase	1/10/2019	25
USD1,971	INR140,000	Citibank	1/10/2019	(32)
USD12,373	SEK112,000	Bank of America, N.A.	1/10/2019	(275)
USD9,206	AUD12,476	Citibank	1/11/2019	416

The Bond Fund of America	9

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
JPY408,095	USD3,608	JPMorgan Chase	1/11/2019	$119
JPY408,095	USD3,608	Goldman Sachs	1/11/2019	119
BRL47,000	USD12,113	Goldman Sachs	1/11/2019	3
USD12,049	BRL47,000	Citibank	1/11/2019	(67)
CAD5,432	USD4,126	Bank of America, N.A.	1/11/2019	(146)
USD50,265	MXN1,021,600	Bank of New York Mellon	1/11/2019	(1,638)
KRW85,826,000	USD76,220	JPMorgan Chase	1/14/2019	733
USD80,336	KRW89,049,000	Morgan Stanley	1/14/2019	494
EUR22,650	USD25,887	JPMorgan Chase	1/14/2019	95
USD11,927	MXN246,800	Citibank	1/14/2019	(605)
USD3,526	INR249,675	Goldman Sachs	1/15/2019	(44)
USD3,525	INR249,675	Citibank	1/15/2019	(45)
JPY3,381,918	USD29,971	Bank of America, N.A.	1/17/2019	929
EUR10,993	NOK106,800	HSBC Bank	1/17/2019	252
EUR21,800	USD24,805	Goldman Sachs	1/17/2019	209
GBP6,105	USD7,697	HSBC Bank	1/17/2019	91
USD20,756	KRW23,388,000	HSBC Bank	1/17/2019	(216)
USD66,977	INR4,748,500	JPMorgan Chase	1/17/2019	(902)
JPY25,456,000	USD226,437	Morgan Stanley	1/18/2019	6,168
EUR66,350	USD75,573	Citibank	1/18/2019	568
CNH526,525	USD76,372	Citibank	1/18/2019	286
USD76,864	CNH526,525	HSBC Bank	1/18/2019	206
USD656	EUR575	HSBC Bank	1/18/2019	(4)
USD1,603	KRW1,800,000	Goldman Sachs	1/18/2019	(11)
USD75,653	EUR66,350	HSBC Bank	1/18/2019	(487)
USD75,707	JPY8,573,500	Citibank	1/18/2019	(2,634)
USD150,455	JPY16,882,500	HSBC Bank	1/18/2019	(3,809)
USD15,523	BRL60,300	HSBC Bank	1/22/2019	(13)
USD3,743	BRL14,650	JPMorgan Chase	1/22/2019	(32)
USD4,371	INR314,050	HSBC Bank	1/22/2019	(115)
COP42,430,000	USD13,177	Citibank	1/22/2019	(127)
CLP16,700,000	USD24,315	UBS AG	1/22/2019	(237)
USD4,264	CAD5,682	Bank of America, N.A.	1/24/2019	99
USD469	GBP370	HSBC Bank	1/24/2019	(4)
USD19,317	EUR16,925	Bank of America, N.A.	1/24/2019	(116)
USD19,480	SGD26,700	HSBC Bank	1/24/2019	(121)
USD19,209	MXN387,496	Citibank	1/24/2019	(431)
USD105,861	JPY11,940,000	Morgan Stanley	1/24/2019	(3,293)
USD3,083	AUD4,300	JPMorgan Chase	1/25/2019	52
USD20,751	KRW23,375,000	HSBC Bank	1/25/2019	(215)
USD383	ZAR5,500	HSBC Bank	1/28/2019	2
USD255	EUR225	HSBC Bank	1/28/2019	(4)
JPY3,408,419	USD30,406	Goldman Sachs	1/29/2019	765
MXN47,480	USD2,347	Citibank	1/29/2019	58
USD1,137	MXN23,000	HSBC Bank	1/29/2019	(28)
USD29,307	EUR25,675	HSBC Bank	1/29/2019	(186)
USD15,065	SEK135,800	Morgan Stanley	1/29/2019	(296)
CAD50,925	USD37,998	Citibank	1/29/2019	(666)
USD34,634	MXN700,200	Goldman Sachs	2/14/2019	(742)
USD1,781	EUR1,405	Citibank	3/6/2019	162
EUR250	USD298	Citibank	3/6/2019	(10)
USD1,171	EUR915	Goldman Sachs	3/8/2019	116
USD1,240	EUR980	Goldman Sachs	3/8/2019	111
USD1,206	EUR950	JPMorgan Chase	3/15/2019	111
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	122
MXN700,200	USD33,397	Goldman Sachs	9/17/2019	708
				$(3,234)

10	The Bond Fund of America

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
7.48%	28-day MXN-TIIE	1/11/2019	MXN	3,460,000	$(42)	$—	$(42)
7.46%	28-day MXN-TIIE	1/24/2019		1,960,000	(71)	—	(71)
2.41%	U.S. EFFR	3/20/2019		$21,423,047	165	—	165
2.407%	U.S. EFFR	3/20/2019		17,876,953	65	—	65
SONIA	0.735%	3/20/2019		£6,630,000	(491)	—	(491)
0.864%	3-month GBP-LIBOR	3/20/2019		6,630,000	(883)	—	(883)
7.195%	28-day MXN-TIIE	4/15/2019	MXN	1,090,000	(227)	—	(227)
U.S. EFFR	2.53875%	5/1/2019		$14,595,200	(2,116)	—	(2,116)
7.51%	28-day MXN-TIIE	5/30/2019	MXN	1,550,000	(367)	—	(367)
0.7995%	SONIA	6/19/2019		£6,630,000	1,011	—	1,011
0.80125%	SONIA	6/19/2019		1,657,000	262	—	262
3-month GBP-LIBOR	0.94%	6/19/2019		8,287,000	(1)	—	(1)
1.962%	3-month Canada BA	6/27/2019	C$	532,000	(592)	—	(592)
2.6425%	U.S. EFFR	7/31/2019		$8,600,000	2,293	—	2,293
2.635%	U.S. EFFR	7/31/2019		8,510,000	2,195	—	2,195
2.782%	U.S. EFFR	9/18/2019		4,948,415	2,449	—	2,449
U.S. EFFR	2.405%	1/29/2020		9,544,800	(440)	—	(440)
U.S. EFFR	2.403%	1/29/2020		13,225,200	(574)	—	(574)
(0.223)%	EONIA	2/1/2020		€262,500	425	—	425
(0.122)%	6-month EURIBOR	2/1/2020		261,900	364	—	364
(0.2305)%	EONIA	2/2/2020		517,500	789	—	789
7.14%	28-day MXN-TIIE	4/29/2020	MXN	2,118,400	(2,071)	—	(2,071)
7.84%	28-day MXN-TIIE	5/8/2020		954,155	(508)	—	(508)
7.87%	28-day MXN-TIIE	5/8/2020		1,749,845	(897)	—	(897)
6.78%	28-day MXN-TIIE	7/6/2020		1,008,770	(1,376)	—	(1,376)
2.898%	3-month USD-LIBOR	8/3/2020		$155,000	503	—	503
3-month USD-LIBOR	2.8025%	8/15/2020		563,960	(1,075)	—	(1,075)
2.5045%	U.S. EFFR	8/29/2020		748,630	1,923	—	1,923
2.5215%	U.S. EFFR	8/29/2020		548,370	1,561	—	1,561
3-month USD-LIBOR	2.806%	8/29/2020		194,600	(384)	—	(384)
2.622%	U.S. EFFR	9/14/2020		500,000	2,263	—	2,263
(0.1855)%	EONIA	12/5/2020		€453,000	425	—	425
(0.194)%	EONIA	12/10/2020		282,000	229	—	229
U.S. EFFR	2.429%	12/27/2020		$281,500	(420)	—	(420)
3-month USD-LIBOR	2.624%	3/8/2021		770,000	245	—	245
3-month USD-LIBOR	2.1892%	8/13/2021		50,000	526	—	526
3-month USD-LIBOR	1.217%	9/22/2021		44,000	1,609	—	1,609
3-month USD-LIBOR	1.225%	9/22/2021		44,000	1,600	—	1,600
3-month USD-LIBOR	1.2255%	9/23/2021		478,500	17,411	—	17,411
3-month USD-LIBOR	1.25%	9/23/2021		430,000	15,370	—	15,370
3-month USD-LIBOR	1.225%	9/23/2021		346,500	12,613	—	12,613
3-month USD-LIBOR	1.2796%	10/11/2021		345,000	12,208	—	12,208
2.326%	U.S. EFFR	1/2/2022		1,450,000	1,743	—	1,743
1.967%	3-month USD-LIBOR	1/26/2022		37,500	(686)	—	(686)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	(1,607)	—	(1,607)
2.5775%	U.S. EFFR	7/16/2022		$1,001,820	3,700	—	3,700
3-month USD-LIBOR	1.948%	7/28/2022		630,000	13,440	—	13,440
2.80%	3-month USD-LIBOR	9/2/2022		785,000	4,683	—	4,683
2.009%	3-month USD-LIBOR	10/4/2022		272,000	(5,535)	—	(5,535)
2.1045%	3-month USD-LIBOR	10/31/2022		110,000	(1,868)	—	(1,868)
3-month USD-LIBOR	2.733%	3/8/2023		775,000	(4,998)	—	(4,998)
3-month USD-LIBOR	2.7454%	3/8/2023		725,000	(5,032)	—	(5,032)
3-month USD-LIBOR	2.9415%	5/14/2023		65,000	(1,007)	—	(1,007)
2.5815%	U.S. EFFR	5/25/2023		459,000	6,308	—	6,308
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(4,479)	—	(4,479)
3.159%	3-month USD-LIBOR	10/9/2023		140,400	3,685	—	3,685
3-month USD-LIBOR	3.09009%	10/31/2023		263,410	(6,226)	—	(6,226)
3-month USD-LIBOR	3.0965%	10/31/2023		261,895	(6,267)	—	(6,267)
U.S. EFFR	2.4435%	12/20/2023		75,018	(576)	—	(576)
U.S. EFFR	2.45375%	12/20/2023		672,002	(5,483)	—	(5,483)
U.S. EFFR	2.4325%	12/21/2023		138,000	(988)	—	(988)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
U.S. EFFR	2.4225%	12/24/2023		$53,097	$(356)	$—	$(356)
2.768%	3-month USD-LIBOR	1/29/2025		230,000	461	—	461
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	(1,675)	—	(1,675)
2.524%	3-month USD-LIBOR	4/14/2025		$123,000	(249)	—	(249)
2.905%	3-month USD-LIBOR	6/21/2025		103,852	1,841	—	1,841
2.354%	3-month USD-LIBOR	9/25/2025		420,000	(4,497)	—	(4,497)
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(1,592)	—	(1,592)
6-month JPY-LIBOR	0.3822%	1/15/2026		5,100,000	(1,025)	—	(1,025)
6-month JPY-LIBOR	0.228%	2/8/2026		8,500,000	(862)	—	(862)
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	(688)	—	(688)
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	57	—	57
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	25	—	25
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	38	—	38
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	(43)	—	(43)
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	(117)	—	(117)
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	1,800	—	1,800
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	718	—	718
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	924	—	924
28-day MXN-TIIE	7.47%	4/5/2027		290,000	1,133	—	1,133
0.8153%	6-month EURIBOR	4/28/2027		€69,000	1,191	—	1,191
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	665,000	(1,030)	—	(1,030)
28-day MXN-TIIE	7.625%	5/20/2027	MXN	410,000	1,430	—	1,430
0.8518%	6-month EURIBOR	8/21/2027		€31,000	554	—	554
3-month SEK-STIBOR	1.215%	8/21/2027	SKr	300,000	(645)	—	(645)
28-day MXN-TIIE	7.865%	12/8/2027	MXN	560,000	1,661	—	1,661
28-day MXN-TIIE	7.93%	12/9/2027		565,000	1,557	—	1,557
3-month USD-LIBOR	2.446%	1/8/2028		$42,000	806	—	806
2.91%	3-month USD-LIBOR	2/1/2028		88,800	466	—	466
2.908%	3-month USD-LIBOR	2/1/2028		88,900	459	—	459
2.925%	3-month USD-LIBOR	2/1/2028		71,100	419	—	419
2.92%	3-month USD-LIBOR	2/2/2028		67,200	381	—	381
3-month USD-LIBOR	2.91%	2/22/2028		31,000	(568)	—	(568)
3-month USD-LIBOR	2.891%	3/9/2028		45,000	(752)	—	(752)
U.S. EFFR	2.5065%	3/22/2028		203,000	(2,140)	—	(2,140)
U.S. EFFR	2.535%	3/23/2028		156,100	(2,018)	—	(2,018)
U.S. EFFR	2.471%	3/27/2028		190,100	(1,443)	—	(1,443)
U.S. EFFR	2.4575%	3/29/2028		224,497	(1,452)	—	(1,452)
U.S. EFFR	2.424%	3/30/2028		189,960	(697)	—	(697)
U.S. EFFR	2.412%	4/5/2028		86,343	(230)	—	(230)
2.919%	3-month USD-LIBOR	7/16/2028		89,800	1,689	—	1,689
3.1585%	3-month USD-LIBOR	9/27/2028		56,800	2,222	—	2,222
6-month GBP-LIBOR	1.6567%	9/28/2028		£53,200	(1,450)	—	(1,450)
3-month USD-LIBOR	3.1505%	11/20/2028		$41,200	(1,599)	—	(1,599)
3-month USD-LIBOR	2.679%	4/14/2030		65,500	387	—	387
3-month USD-LIBOR	3.005%	9/2/2030		160,300	(3,254)	—	(3,254)
3-month USD-LIBOR	2.514%	9/25/2030		223,000	4,845	—	4,845
3-month USD-LIBOR	1.87%	8/18/2031		57,000	4,505	—	4,505
3-month USD-LIBOR	2.8672%	1/29/2033		50,700	142	—	142
2.523%	3-month USD-LIBOR	12/8/2035		5,000	(207)	—	(207)
2.432%	3-month USD-LIBOR	9/21/2037		2,000	(120)	—	(120)
3-month USD-LIBOR	2.9625%	2/1/2038		53,300	165	—	165
3-month USD-LIBOR	2.963%	2/1/2038		53,100	162	—	162
3-month USD-LIBOR	2.986%	2/1/2038		43,100	62	—	62
3-month USD-LIBOR	2.967%	2/2/2038		41,500	115	—	115
2.987%	3-month USD-LIBOR	2/7/2038		37,000	861	—	861
3.193%	3-month USD-LIBOR	5/21/2038		45,000	2,481	—	2,481
3.062%	3-month USD-LIBOR	7/31/2038		23,500	831	—	831
3-month USD-LIBOR	2.6785%	9/4/2045		45,000	1,402	—	1,402
3-month USD-LIBOR	2.516%	10/20/2045		42,000	2,633	—	2,633
3-month USD-LIBOR	2.525%	10/20/2045		28,000	1,707	—	1,707
3-month USD-LIBOR	2.5315%	10/26/2045		40,000	2,387	—	2,387

12	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
3-month USD-LIBOR	2.57082%	11/6/2045	$123,000	$6,412	$—	$6,412
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	688	—	688
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	483	—	483
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	2,179	—	2,179
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	1,260	—	1,260
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(200)	—	(200)
U.S. EFFR	2.166%	10/23/2047	55,000	3,930	—	3,930
U.S. EFFR	2.172%	11/8/2047	30,000	2,110	—	2,110
U.S. EFFR	2.145%	11/9/2047	33,500	2,543	—	2,543
U.S. EFFR	2.153%	11/10/2047	33,500	2,489	—	2,489
U.S. EFFR	2.155%	11/10/2047	18,850	1,392	—	1,392
U.S. EFFR	2.17%	11/13/2047	34,150	2,417	—	2,417
U.S. EFFR	2.5635%	2/12/2048	135,836	(1,463)	—	(1,463)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	247	—	247
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	216	—	216
U.S. EFFR	2.4615%	3/15/2048	8,400	85	—	85
U.S. EFFR	2.485%	3/15/2048	8,400	44	—	44
U.S. EFFR	2.425%	3/16/2048	16,700	296	—	296
2.917%	3-month USD-LIBOR	3/16/2048	16,700	274	—	274
U.S. EFFR	2.505%	3/22/2048	14,700	16	—	16
U.S. EFFR	2.51375%	3/22/2048	16,300	(12)	—	(12)
U.S. EFFR	2.40875%	4/13/2048	61,900	1,298	—	1,298
2.9075%	3-month USD-LIBOR	4/16/2048	13,500	197	—	197
U.S. EFFR	2.425%	4/17/2048	5,000	88	—	88
U.S. EFFR	2.43625%	4/19/2048	60,300	920	—	920
3-month USD-LIBOR	3.0745%	5/17/2048	11,700	(576)	—	(576)
U.S. EFFR	2.625%	5/25/2048	104,000	(2,511)	—	(2,511)
U.S. EFFR	2.445%	6/4/2048	31,400	422	—	422
2.638%	U.S. EFFR	8/1/2048	64,600	1,734	—	1,734
2.54875%	U.S. EFFR	8/14/2048	63,000	511	—	511
3-month USD-LIBOR	2.973%	8/15/2048	15,500	(441)	—	(441)
U.S. EFFR	2.52%	8/24/2048	25,200	(51)	—	(51)
6-month GBP-LIBOR	1.7922%	10/4/2048	£20,500	(1,619)	—	(1,619)
3.236%	3-month USD-LIBOR	10/31/2048	$60,550	5,095	—	5,095
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	5,002	—	5,002
3-month USD-LIBOR	3.19%	11/29/2048	32,600	(2,422)	—	(2,422)
					$—	$101,637

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 12/31/2018 (000)
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	$23,850	$(733)	$(1,665)	$932
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	1,110,285	(6,163)	(20,937)	14,774
CDX.NA.HY.31	5.00%/Quarterly	12/20/2023	214,919	(4,284)	(10,665)	6,381
					$(33,267)	$22,087

The Bond Fund of America	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,102,000, which represented .66% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,429,385,000, which represented 13.81% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

BA = Banker’s acceptances

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CLP = Chilean pesos

CNH = Chinese yuan renminbi

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

SEK = Swedish kronor

SGD = Singapore dollars

SONIA = Sterling Overnight Interbank Average Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements

14	The Bond Fund of America

Financial statements

Statement of assets and liabilities at December 31, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $41,809,893)		$41,409,566
Cash		7,808
Cash denominated in currencies other than U.S. dollars (cost: $18,475)		18,404
Unrealized appreciation on open forward currency contracts		16,162
Receivables for:
Sales of investments	$2,274,761
Sales of fund’s shares	92,299
Dividends and interest	238,953
Variation margin on futures contracts	37,889
Variation margin on swap contracts	16,912
Other	1,385	2,662,199
		44,114,139
Liabilities:
Unrealized depreciation on open forward currency contracts		19,396
Payables for:
Purchases of investments	4,634,220
Repurchases of fund’s shares	89,313
Dividends on fund’s shares	2,496
Investment advisory services	6,410
Services provided by related parties	8,179
Trustees’ deferred compensation	782
Variation margin on futures contracts	7,574
Variation margin on swap contracts	29,799
Other	656	4,779,429
Net assets at December 31, 2018		$39,315,314

Net assets consist of:
Capital paid in on shares of beneficial interest		$40,186,794
Total accumulated loss		(871,480)
Net assets at December 31, 2018		$39,315,314

See notes to financial statements

The Bond Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,127,076 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$19,351,650	1,539,199	$12.57
Class C	824,976	65,617	12.57
Class T	10	1	12.57
Class F-1	744,747	59,236	12.57
Class F-2	5,727,829	455,582	12.57
Class F-3	1,483,206	117,972	12.57
Class 529-A	1,003,190	79,792	12.57
Class 529-C	191,003	15,192	12.57
Class 529-E	42,874	3,410	12.57
Class 529-T	10	1	12.57
Class 529-F-1	101,821	8,099	12.57
Class R-1	29,800	2,370	12.57
Class R-2	400,243	31,835	12.57
Class R-2E	25,959	2,065	12.57
Class R-3	582,143	46,303	12.57
Class R-4	518,447	41,236	12.57
Class R-5E	8,145	648	12.57
Class R-5	162,981	12,963	12.57
Class R-6	8,116,280	645,555	12.57

See notes to financial statements

16	The Bond Fund of America

Statement of operations for the year ended December 31, 2018	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $398)	$1,140,631
Dividends	135	$1,140,766
Fees and expenses*:
Investment advisory services	72,923
Distribution services	72,070
Transfer agent services	38,659
Administrative services	11,365
Reports to shareholders	1,721
Registration statement and prospectus	2,401
Trustees’ compensation	250
Auditing and legal	76
Custodian	599
Other	1,285
Total fees and expenses before reimbursements	201,349
Less transfer agent services reimbursements	11
Total fees and expenses after reimbursements		201,338
Net investment income		939,428

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(538,462)
Futures contracts	(269,410)
Forward currency contracts	21,049
Swap contracts	50,050
Currency transactions	(430)	(737,203)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $443)	(509,087)
Futures contracts	220,039
Forward currency contracts	(1,315)
Swap contracts	85,664
Currency translations	(249)	(204,948)
Net realized loss and unrealized depreciation		(942,151)

Net decrease in net assets resulting from operations		$(2,723)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31
	2018	2017
Operations:
Net investment income	$939,428	$670,926
Net realized (loss) gain	(737,203)	155,390
Net unrealized (depreciation) appreciation	(204,948)	230,533
Net (decrease) increase in net assets resulting from operations	(2,723)	1,056,849

Distributions paid or accrued to shareholders	(946,550)	(646,297)

Net capital share transactions	2,724,691	5,165,256

Total increase in net assets	1,775,418	5,575,808

Net assets:
Beginning of year	37,539,896	31,964,088
End of year	$39,315,314	$37,539,896

See notes to financial statements

The Bond Fund of America	17

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

18	The Bond Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange

The Bond Fund of America	19

Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$16,060,960	$—	$16,060,960
Corporate bonds & notes	—	12,024,221	10,560	12,034,781
Mortgage-backed obligations	—	7,188,512	—	7,188,512
Asset-backed obligations	—	1,535,300	—	1,535,300
Other	—	1,674,790	—	1,674,790
Preferred securities	—	3,781	—	3,781
Common stocks	—	268	1,434	1,702
Short-term securities	—	2,909,740	—	2,909,740
Total	$—	$41,397,572	$11,994	$41,409,566

20	The Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230,734	$—	$—	$230,734
Unrealized appreciation on open forward currency contracts	—	16,162	—	16,162
Unrealized appreciation on interest rate swaps	—	196,928	—	196,928
Unrealized appreciation on credit default swaps	—	22,087	—	22,087
Liabilities:
Unrealized depreciation on futures contracts	(52,452)	—	—	(52,452)
Unrealized depreciation on open forward currency contracts	—	(19,396)	—	(19,396)
Unrealized depreciation on interest rate swaps	—	(95,291)	—	(95,291)
Total	$178,282	$120,490	$—	$298,772

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities

The Bond Fund of America	21

are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

22	The Bond Fund of America

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $24,833,025,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. The average month-end notional amount of open forward currency contracts while held was $1,175,410,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise

The Bond Fund of America	23

as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $97,722,089,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,823,850,000.

24	The Bond Fund of America

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$230,734	Unrealized depreciation*	$52,452
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	16,162	Unrealized depreciation on open forward currency contracts	19,396
Swaps	Interest	Unrealized appreciation*	196,928	Unrealized depreciation*	95,291
Swaps	Credit	Unrealized appreciation*	22,087	Unrealized depreciation*	—
			$465,911		$167,139

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(269,410)	Net unrealized appreciation on futures contracts	$220,039
Forward currency	Currency	Net realized gain on forward currency contracts	21,049	Net unrealized depreciation on forward currency contracts	(1,315)
Swaps	Interest	Net realized gain on swap contracts	65,093	Net unrealized appreciation on swap contracts	60,065
Swaps	Credit	Net realized loss on swap contracts	(15,043)	Net unrealized appreciation on swap contracts	25,599
			$(198,311)		$304,388

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The Bond Fund of America	25

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,028	$(537)	$(491)	$—	$—
Citibank	1,490	(1,490)	—	—	—
Goldman Sachs	2,834	(1,485)	—	(920)	429
HSBC Bank	1,106	(1,106)	—	—	—
JPMorgan Chase	1,448	(934)	(514)	—	—
Morgan Stanley	8,256	(3,955)	—	(3,140)	1,161
Total	$16,162	$(9,507)	$(1,005)	$(4,060)	$1,590
Liabilities:
Bank of America, N.A.	$537	$(537)	$—	$—	$—
Bank of New York Mellon	1,638	—	(1,581)	—	57
Citibank	5,408	(1,490)	(3,375)	—	543
Goldman Sachs	1,485	(1,485)	—	—	—
HSBC Bank	5,202	(1,106)	(1,565)	—	2,531
JPMorgan Chase	934	(934)	—	—	—
Morgan Stanley	3,955	(3,955)	—	—	—
UBS AG	237	—	—	—	237
Total	$19,396	$(9,507)	$(6,521)	$—	$3,368

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2018, the fund reclassified $263,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

26	The Bond Fund of America

As of December 31, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$25,991
Capital loss carryforward*	(472,685)
Gross unrealized appreciation on investments	521,597
Gross unrealized depreciation on investments	(838,933)
Net unrealized depreciation on investments	(317,336)
Cost of investments	42,058,941

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2018		2017
Class A	$464,021		$359,082
Class B1			28
Class C	14,290		12,006
Class T2	—	[3]	—	[3]
Class F-1	17,860		13,960
Class F-2	134,102		75,031
Class F-3[4]	49,253		23,564
Class 529-A	23,226		16,509
Class 529-B1			2
Class 529-C	3,242		3,098
Class 529-E	939		742
Class 529-T2	—	[3]	—	[3]
Class 529-F-1	2,415		1,625
Class R-1	498		392
Class R-2	6,767		5,194
Class R-2E	441		213
Class R-3	12,339		9,846
Class R-4	12,839		10,615
Class R-5E	128		5
Class R-5	4,514		3,531
Class R-6	199,676		110,854
Total	$946,550		$646,297

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2018, the investment advisory services fee was $72,923,000, which was equivalent to an annualized rate of 0.191% of average daily net assets.

The Bond Fund of America	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2018, unreimbursed expenses subject to reimbursement totaled $1,632,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and CRMC provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	The Bond Fund of America

For the year ended December 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$48,588	$27,060		$1,944		Not applicable
Class C	8,998	1,268		452		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,908	1,163		383		Not applicable
Class F-2	Not applicable	4,027		2,495		Not applicable
Class F-3	Not applicable	262		920		Not applicable
Class 529-A	2,415	1,265		503		$662
Class 529-C	2,049	267		105		138
Class 529-E	219	28		22		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	115		47		62
Class R-1	310	37		16		Not applicable
Class R-2	3,132	1,501		209		Not applicable
Class R-2E	135	49		11		Not applicable
Class R-3	2,966	948		297		Not applicable
Class R-4	1,350	555		270		Not applicable
Class R-5E	Not applicable	6		2		Not applicable
Class R-5	Not applicable	90		84		Not applicable
Class R-6	Not applicable	18		3,605		Not applicable
Total class-specific expenses	$72,070	$38,659		$11,365		$891

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $250,000 in the fund’s statement of operations reflects $237,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2018.

The Bond Fund of America	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$2,861,188	227,840	$454,806		36,286		$(3,403,409)	(271,481)	$(87,415)	(7,355)
Class C	121,642	9,691	13,893		1,108		(325,669)	(25,944)	(190,134)	(15,145)
Class T	—	—	—		—		—	—	—	—
Class F-1	191,259	15,227	17,254		1,376		(244,849)	(19,518)	(36,336)	(2,915)
Class F-2	2,836,748	225,999	130,536		10,420		(1,204,214)	(96,250)	1,763,070	140,169
Class F-3	1,006,268	80,033	48,955		3,902		(1,577,549)	(125,862)	(522,326)	(41,927)
Class 529-A	188,116	14,979	23,101		1,843		(204,209)	(16,269)	7,008	553
Class 529-C	35,902	2,859	3,216		257		(74,085)	(5,903)	(34,967)	(2,787)
Class 529-E	6,700	533	933		74		(10,664)	(849)	(3,031)	(242)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	35,211	2,810	2,401		192		(21,209)	(1,694)	16,403	1,308
Class R-1	7,103	566	495		40		(10,597)	(845)	(2,999)	(239)
Class R-2	102,556	8,166	6,686		534		(153,694)	(12,226)	(44,452)	(3,526)
Class R-2E	11,971	953	439		35		(6,077)	(484)	6,333	504
Class R-3	156,978	12,483	12,228		976		(193,761)	(15,424)	(24,555)	(1,965)
Class R-4	125,336	9,970	12,758		1,018		(187,775)	(14,942)	(49,681)	(3,954)
Class R-5E	9,224	732	127		10		(1,259)	(100)	8,092	642
Class R-5	36,921	2,937	4,464		356		(49,926)	(3,976)	(8,541)	(683)
Class R-6	2,314,983	183,807	199,539		15,927		(586,300)	(46,798)	1,928,222	152,936
Total net increase (decrease)	$10,048,106	799,585	$931,831		74,354		$(8,255,246)	(658,565)	$2,724,691	215,374

Year ended December 31, 2017

Class A	$3,716,191	288,226	$350,810		27,195		$(3,817,190)	(296,487)	$249,811	18,934
Class B3	53	4	26		2		(19,802)	(1,552)	(19,723)	(1,546)
Class C	173,719	13,478	11,711		908		(436,937)	(33,941)	(251,507)	(19,555)
Class T4	10	1	—		—		—	—	10	1
Class F-1	266,481	20,691	13,521		1,048		(246,242)	(19,110)	33,760	2,629
Class F-2	2,635,024	204,559	73,033		5,662		(2,022,552)	(157,148)	685,505	53,073
Class F-3[5]	2,231,558	172,971	23,417		1,810		(192,573)	(14,882)	2,062,402	159,899
Class 529-A	250,511	19,420	16,431		1,274		(174,285)	(13,518)	92,657	7,176
Class 529-B3	14	1	2		1		(1,626)	(128)	(1,610)	(126)
Class 529-C	51,749	4,013	3,067		238		(148,883)	(11,547)	(94,067)	(7,296)
Class 529-E	8,360	648	738		58		(10,231)	(794)	(1,133)	(88)
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	24,785	1,922	1,618		125		(17,124)	(1,327)	9,279	720
Class R-1	6,390	496	388		30		(15,931)	(1,239)	(9,153)	(713)
Class R-2	121,010	9,397	5,126		397		(191,166)	(14,860)	(65,030)	(5,066)
Class R-2E	14,238	1,106	213		17		(3,740)	(290)	10,711	833
Class R-3	180,646	14,035	9,776		758		(227,907)	(17,700)	(37,485)	(2,907)
Class R-4	185,073	14,364	10,558		818		(176,479)	(13,699)	19,152	1,483
Class R-5E	559	44	4		—	[2]	(505)	(39)	58	5
Class R-5	65,279	5,069	3,498		271		(43,739)	(3,395)	25,038	1,945
Class R-6	3,060,072	237,069	110,791		8,583		(714,292)	(55,567)	2,456,571	190,085
Total net increase (decrease)	$12,991,732	1,007,515	$634,728		49,195		$(8,461,204)	(657,223)	$5,165,256	399,487

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

30	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $104,002,400,000 and $103,143,348,000, respectively, during the year ended December 31, 2018.

The Bond Fund of America	31

Financial highlights

		(Loss) income from
		investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
12/31/2018	$12.89	$.30	$(.32)	$(.02)	$(.30)	$12.57	(.13)%	$19,352		.60%		.60%		2.37%
12/31/2017	12.72	.25	.16	.41	(.24)	12.89	3.21	19,939		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.74	19,437		.61		.61		1.79
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.23	18,580		.60		.60		1.81
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691		.62		.62		2.11
Class C:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.94	1,276		1.40		1.40		1.00
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361		1.40		1.40		1.01
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502		1.41		1.41		1.33
Class T:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.09 [4]	—	[5]	.39	[4]	.39	[4]	2.58	[4]
12/31/2017[6,7]	12.81	.20	.07	.27	(.19)	12.89	2.15 [4,8]	—	[5]	.38	[4,9]	.38	[4,9]	2.15	[4,9]
Class F-1:
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	12.57	(.18)	745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.17	801		.65		.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.71	757		.64		.64		1.76
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673		.63		.63		1.78
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653		.62		.62		2.15
Class F-2:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.14	5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	12.89	3.47	4,067		.35		.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	12.72	3.00	3,338		.36		.36		2.03
12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521		.37		.37		2.05
12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303		.35		.35		2.27
Class F-3:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.21	1,483		.27		.27		2.70
12/31/2017[6,10]	12.74	.27	.14	.41	(.26)	12.89	3.25 [8]	2,061		.26	[9]	.26	[9]	2.29	[9]
Class 529-A:
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	12.57	(.21)	1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.14	1,022		.68		.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.66	917		.69		.69		1.71
12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898		.70		.70		1.71
12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939		.71		.71		2.02

32	The Bond Fund of America

		(Loss) income from
		investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2018	$12.89	$.20	$(.32)	$(.12)	$(.20)	$12.57	(.94)%	$191		1.43%		1.43%		1.55%
12/31/2017	12.72	.14	.16	.30	(.13)	12.89	2.35	232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.88	322		1.45		1.45		.95
12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.63)	337		1.46		1.46		.95
12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371		1.47		1.47		1.26
Class 529-E:
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	12.57	(.40)	43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	12.89	2.93	47		.88		.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.45	48		.90		.90		1.50
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48		.91		.91		1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51		.93		.93		1.80
Class 529-T:
12/31/2018	12.89	.32	(.32)	— [11]	(.32)	12.57	.04 [4]	—	[5]	.44	[4]	.44	[4]	2.54	[4]
12/31/2017[6,7]	12.81	.20	.07	.27	(.19)	12.89	2.10 [4,8]	—	[5]	.45	[4,9]	.45	[4,9]	2.08	[4,9]
Class 529-F-1:
12/31/2018	12.89	.32	(.32)	— [11]	(.32)	12.57	.03	102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.37	88		.45		.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	77		.46		.46		1.94
12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71		.47		.47		1.94
12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66		.48		.48		2.24
Class R-1:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.89)	30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.43	34		1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	42		1.37		1.37		1.03
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47		1.36		1.36		1.05
12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55		1.36		1.36		1.37
Class R-2:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.88)	400		1.36		1.36		1.61
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.44	456		1.36		1.36		1.15
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.98	514		1.35		1.35		1.05
12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545		1.34		1.34		1.07
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606		1.39		1.39		1.34
Class R-2E:
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	12.57	(.59)	26		1.07		1.07		1.92
12/31/2017	12.72	.19	.16	.35	(.18)	12.89	2.75	20		1.06		1.06		1.48
12/31/2016	12.59	.17	.12	.29	(.16)	12.72	2.31	9		1.05		1.05		1.36
12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1		.96		.96		1.41
12/31/2014[6,12]	12.82	.07	.01	.08	(.09)	12.81	.63 [4,8]	—	[5]	.25	[4,8]	.25	[4,8]	.52	[4,8]

See end of table for footnotes.

The Bond Fund of America	33

Financial highlights (continued)

		(Loss) income from
		investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2018	$12.89	$.26	$(.32)	$(.06)	$(.26)	$12.57	(.43)%	$582		.91%		.91%		2.06%
12/31/2017	12.72	.21	.16	.37	(.20)	12.89	2.90	622		.91		.91		1.61
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.43	651		.91		.91		1.49
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662		.91		.91		1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731		.93		.93		1.80
Class R-4:
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	12.57	(.13)	518		.61		.61		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	12.89	3.22	583		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.75	556		.60		.60		1.80
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.24	512		.59		.59		1.82
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480		.61		.61		2.12
Class R-5E:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.09	8		.40		.40		2.63
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.39	—	[5]	.42		.40		2.11
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	—	[5]	.47		.47		1.91
12/31/2015[6,13]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[8]	—	[5]	.05	[8]	.05	[8]	.22	[8]
Class R-5:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.17	163		.31		.31		2.67
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.52	176		.30		.30		2.21
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.05	149		.31		.31		2.13
12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206		.30		.30		2.11
12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207		.31		.31		2.43
Class R-6:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.22	8,116		.26		.26		2.73
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.58	6,351		.25		.25		2.27
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.11	3,849		.25		.25		2.15
12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710		.25		.25		2.16
12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132		.26		.26		2.42

	Year ended December 31
Portfolio turnover rate for all share classes[14]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	121%	170%	168%	151%	136%
Including mortgage dollar roll transactions	356%	379%	363%	401%	348%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Amount less than $.01.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements

34	The Bond Fund of America

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio and the summary investment portfolio, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 12, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Amended and Restated Agreement and Declaration of Trust dated 9/13/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(b)	By-laws – Amended and Restated By-laws effective 8/29/18

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement effective 4/7/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 10/12/18

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(h-1)	Other Material Contracts – Form of Indemnification Agreement - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Agreement and Plan of Reorganization dated 8/24/09 - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(h-2)	Amended and Restated Shareholder Services Agreement effective 4/7/17; and Amended and Restated Administrative Services Agreement effective 1/1/18

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; P/E Amendment No. 69 filed 8/28/14; P/E Amendment No. 73 filed 10/30/15; P/E Amendment No. 77 filed 12/29/16; and P/E Amendment 81 filed 4/6/17)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, C, F-1, 529-A, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 3/1/11 - previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 69 filed 8/28/14); and Plans of Distribution for Class T Shares and Class 529-T Shares dated 4/7/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 1/1/18

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated April 2018; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	C. Thomas Akin II	Regional Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	William C. Anderson	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Luis F. Arocha	Regional Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Clyde O. Bell	Assistant Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Jerry R. Berg	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None

LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Bradin	Vice President	None
LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	William G. Bridge	Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Kevin G. Broulette	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
IRV	Eileen K. Buckner	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Anthony J. Camilleri	Vice President	None

LAO	Kelly V. Campbell	Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
LAO	Kevin J. Carevic	Regional Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Ibrahim Chaudry	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew T. Christos	Regional Vice President	None

LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Jamie A. Claypool	Regional Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
SNO	Brandon J Cone	Assistant Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Sarah D. Crews	Assistant Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None

LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
SNO	Bryan K. Dunham	Assistant Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Damian Eckstein	Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John A. Erickson	Assistant Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None

LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Mark A. Ferraro	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
LAO	Tyler L. Furek	Regional Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Regional Vice President	None
LAO	Brian K. Geiger	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None

LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
LAO	Scott A. Grouten	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Brandon S. Hansen	Regional Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Vice President	None
LAO	Clifford W. “Webb” Heidinger	Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
IND	Kristin S. Himsel	Regional Vice President	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Kevin B. Hughes	Senior Vice President	None
LAO	David K. Hummelberg	Director, Executive Vice President, Principal Operating Officer and Principal Financial Officer	None
LAO	James A. Humpherson Mollett	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Christa M. Iacono	Assistant Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None

LAO	Sarah C. Johnson	Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	Kathryn H. Jordan	Regional Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	Wassan M. Kasey	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Regional Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	James M. Kreider	Vice President	None
IRV	Theresa A. Kristiansen	Vice President	None
SNO	David D. Kuncho	Vice President	None

LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew P. Laskowski	Regional Vice President	None
LAO	Matthew N. Leeper	Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Jeffrey N. Malbasa	Regional Vice President	None
LAO	Usma A. Malik	Assistant Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Simon Mendelson	Senior Vice President	None

LAO	David A. Merrill	Assistant Vice President	None
LAO	Conrad F. Metzger	Regional Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	Tammy H. Miller	Assistant Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Regional Vice President	None
IND	Sarah J. Mishler	Assistant Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Robert P. Moffett III	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Christina M. Neal	Assistant Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Jeanell A. Novak	Assistant Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None

LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Peter A. Olsen	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Vice President	None
LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Ingrid S. Parl	Regional Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None

LAO	Keith A. Piken	Senior Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Michael D. Reynaert	Regional Vice President	None
IND	Richard Rhymaun	Vice President	None
LAO	Christopher J. Richardson	Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Vice President	None
LAO	Rochelle C. Rodriguez	Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None

LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Tracy M. Roth	Assistant Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Assistant Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
SNO	Stacy D. Smolka	Senior Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None

LAO	Kristen J. Spazafumo	Vice President	None
IND	Andrew J. Spottiswoode	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Vice President	None
LAO	Emily R. Tillman	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Shaun C. Tucker	Senior Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None

LAO	Patrick D. Vance	Vice President	None
LAO	Veronica Vasquez	Assistant Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Srinkanth Vemuri	Senior Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Julie A. Vogel	Regional Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of February, 2019.

THE BOND FUND OF AMERICA

By: /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 27, 2019, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama	Executive Vice President
(Kristine M. Nishiyama)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Nariman Farvardin*	Trustee
	Michael C. Gitlin*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Margaret Spellings*	Chairman of the Board (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Karl J. Zeile*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Karl J. Zeile

Karl J. Zeile, Board member